UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

1.819945.102

AFR-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 83.9%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.0%
BE Aerospace, Inc. term loan B 7% 8/24/12 (d)	$ 5,935	$ 5,757
DRS Technologies, Inc. term loan 6.86% 1/31/13 (d)	309	304
McKechnie Aerospace Holdings Ltd. Tranche 1LN, term loan 7.36% 5/11/14 (d)	2,470	2,322
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 7.11% 12/31/11 (d)	11,887	11,649
Transdigm, Inc. term loan 7.36% 6/23/13 (d)	17,340	16,820
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 7.61% 9/29/13 (d)	7,647	7,265
		44,117
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche 1LN, Revolving Credit-Linked Deposit 7.36% 4/30/12 (d)	5,670	5,330
United Air Lines, Inc. Tranche B, term loan 7.375% 2/1/14 (d)	4,000	3,760
		9,090
Automotive - 4.0%
AM General LLC:
Tranche B, term loan 8.426% 9/30/13 (d)	2,806	2,736
8.32% 9/30/12 (d)	97	94
Dana Corp. term loan 7.88% 4/13/08 (d)	6,120	5,998
Delphi Corp. term loan:
7.625% 12/31/07 (d)	12,000	11,760
8.125% 12/31/07 (d)	34,000	33,320
Ford Motor Co. term loan 8.36% 12/15/13 (d)	17,860	16,878
General Motors Corp. term loan 7.735% 11/29/13 (d)	17,159	16,301
Navistar International Corp.:
term loan 8.61% 1/19/12 (d)	9,533	9,200
Credit-Linked Deposit 8.5908% 1/19/12 (d)	3,467	3,345
Oshkosh Truck Co. Tranche B, term loan 7.11% 12/6/13 (d)	24,855	23,737
Rexnord Corp. Tranche B, term loan 7.9237% 7/19/13 (d)	1,989	1,984
Tenneco, Inc. Credit-Linked Deposit 6.82% 3/16/14 (d)	6,000	5,820
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 7.1% 4/30/14 (d)	29,000	27,405
TRW Automotive Holdings Corp. Tranche B1, term loan 6.875% 2/9/14 (d)	5,000	4,800
Visteon Corp. term loan 8.38% 6/13/13 (d)	7,000	6,440
		169,818
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 2.2%
Citadel Broadcasting Corp. Tranche B, term loan 6.985% 6/12/14 (d)	$ 27,000	$ 24,570
Emmis Operating Co. Tranche B, term loan 7.3599% 11/1/13 (d)	4,857	4,711
Entravision Communication Corp. term loan 6.86% 3/29/13 (d)	5,895	5,659
Local TV Finance LLC term loan 7.36% 5/7/13 (d)	3,130	2,911
Montecito Broadcast Group LLC Tranche 1, term loan 7.82% 1/27/13 (d)	1,970	1,911
Nexstar Broadcasting, Inc. Tranche B, term loan 7.11% 10/1/12 (d)	17,816	17,282
Paxson Communications Corp. term loan 8.61% 1/15/12 (d)	6,000	5,820
Raycom Media, Inc. Tranche B, term loan 6.875% 6/25/14 (d)	6,430	6,221
VNU, Inc. term loan 7.6066% 8/9/13 (d)	26,663	25,596
		94,681
Building Materials - 0.1%
Goodman Global Holdings, Inc. Tranche C, term loan 7.125% 12/23/11 (d)	2,825	2,740
Nortek Holdings, Inc. Tranche B, term loan 7.614% 8/27/11 (d)	3,711	3,414
		6,154
Cable TV - 10.7%
Charter Communications Operating LLC Tranche B 1LN, term loan:
7.36% 3/6/14 (d)	1,000	950
7.36% 3/6/14 (d)	126,000	119,686
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/29/13 (d)	93,842	88,681
DIRECTV Holdings LLC Tranche B, term loan 6.82% 4/13/13 (d)	33,979	32,620
Discovery Communications, Inc. term loan 7.36% 5/14/14 (d)	29,120	28,246
Insight Midwest Holdings LLC Tranche B, term loan 7.36% 4/6/14 (d)	10,000	9,600
Liberty Cablevision of Puerto Rico LTC term loan 7.36% 6/15/14 (d)	4,335	4,140
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche D1, term loan 7.0955% 1/31/15 (d)	3,911	3,676
Mediacom LLC Tranche C1, term loan 7.096% 1/31/15 (d)	4,791	4,503
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
NTL Cable PLC Tranche B, term loan 7.36% 1/10/13 (d)	$ 23,680	$ 22,851
PanAmSat Corp. Tranche B2, term loan 7.36% 1/3/14 (d)	29,775	28,435
San Juan Cable, Inc. Tranche 1, term loan 7.36% 10/31/12 (d)	5,910	5,718
Univision Communications, Inc.:
Tranche 1LN, term loan 7.61% 9/29/14 (d)	62,013	56,742
Tranche DD 1LN, term loan 9/29/14 (f)	3,987	3,648
UPC Broadband Holding BV Tranche N1, term loan 7.13% 12/31/14 (d)	42,008	39,383
		448,879
Capital Goods - 2.9%
Amsted Industries, Inc.:
term loan 7.36% 4/5/13 (d)	5,777	5,590
Tranche DD, term loan 7.36% 4/5/13 (d)	3,103	2,995
Ashtead Group PLC term loan 7.125% 8/31/11 (d)	5,000	4,800
Baldor Electric Co. term loan 7.129% 1/31/14 (d)	7,098	6,850
Bucyrus International, Inc. Tranche B, term loan 6.8667% 5/4/14 (d)	10,370	9,955
Chart Industries, Inc. Tranche B, term loan 7.375% 10/17/12 (d)	2,806	2,736
Dresser, Inc. Tranche B 1LN, term loan 7.86% 5/4/14 (d)	16,870	16,027
EnergySolutions, Inc.:
Credit-Linked Deposit 7.57% 6/7/13 (d)	189	181
term loan 7.66% 6/7/13 (d)	5,473	5,254
Flowserve Corp. term loan 6.875% 8/10/12 (d)	25,715	24,687
Hexcel Corp. Tranche B, term loan 7.108% 3/1/12 (d)	4,029	3,959
Invensys International Holding Ltd.:
term loan 7.3556% 12/15/10 (d)	1,920	1,882
Tranche B, term loan 7.36% 1/15/11 (d)	2,080	2,038
Kinetek Industries, Inc. Tranche B, term loan 7.848% 11/10/13 (d)	3,284	3,119
Mueller Water Products, Inc. Tranche B, term loan 7.096% 5/24/14 (d)	3,776	3,587
Polypore, Inc. Tranche B, term loan 7.56% 7/3/14 (d)	4,000	3,760
Rexnord Corp. Tranche B A0, term loan 7.6419% 7/19/13 (d)	4,938	4,789
Sensus Metering Systems, Inc. Tranche B term loan 7.3661% 12/17/10 (d)	1,841	1,786
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Terex Corp. term loan 7.11% 7/14/13 (d)	$ 13,870	$ 13,731
Walter Industries, Inc. term loan 7.095% 10/3/12 (d)	3,163	3,052
		120,778
Chemicals - 3.9%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 7.07% 4/2/13 (d)	5,786	5,323
term loan 7.11% 4/2/14 (d)	38,724	36,207
Georgia Gulf Corp. term loan 7.8242% 10/3/13 (d)	2,947	2,858
Hercules, Inc. Tranche B, term loan 6.82% 10/8/10 (d)	4,103	3,980
Huntsman International LLC Tranche B, term loan 7.07% 8/16/12 (d)	23,730	23,018
INEOS US Finance:
Tranche B, term loan 7.5799% 1/31/13 (d)	4,777	4,610
Tranche C, term loan 8.0799% 1/31/14 (d)	4,777	4,610
Innophos, Inc. Tranche B, term loan 7.57% 8/13/10 (d)	2,810	2,740
Lyondell Chemical Co. term loan 6.8563% 8/16/13 (d)	26,760	25,690
MacDermid, Inc. Tranche B, term loan 7.36% 4/12/14 (d)	5,227	5,175
Momentive Performance Materials, Inc. Tranche B1, term loan 7.625% 12/4/13 (d)	15,910	14,637
Nalco Co. Tranche B, term loan 7.1901% 11/4/10 (d)	23,152	22,458
Rockwood Specialties Group, Inc. Tranche E, term loan 7.1075% 7/30/12 (d)	13,343	12,809
		164,115
Consumer Products - 0.8%
Central Garden & Pet Co. Tranche B, term loan 6.82% 9/12/12 (d)	4,938	4,691
Jarden Corp.:
term loan 7.11% 1/24/12 (d)	5,043	4,942
Tranche B2, term loan 7.11% 1/24/12 (d)	2,639	2,560
Jostens IH Corp. Tranche C, term loan 7.3297% 10/4/11 (d)	5,366	5,205
KIK Custom Products, Inc. Tranche 1LN, term loan 7.61% 5/31/14 (d)	3,000	2,700
Sealy Mattress Co. Tranche E, term loan 6.8557% 8/25/12 (d)	4,875	4,680
Weight Watchers International, Inc. Tranche B, term loan 6.875% 1/26/14 (d)	7,960	7,880
		32,658
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Containers - 1.7%
Berry Plastics Holding Corp. Tranche C, term loan 7.355% 4/3/15 (d)	$ 1,988	$ 1,868
Bluegrass Container Co. LLC Tranche 1, term loan 7.5979% 6/30/13 (d)	9,788	9,495
BWAY Corp. Tranche B, term loan 7.187% 7/17/13 (d)	2,104	1,988
Crown Holdings, Inc.:
term loan B 7.11% 11/15/12 (d)	15,345	14,885
Tranche B, term loan 7.11% 11/15/12 (d)	9,697	9,406
Owens-Brockway Glass Container, Inc. Tranche B, term loan 6.86% 6/14/13 (d)	27,689	26,166
Solo Cup Co. Tranche B1, term loan 8.8367% 2/27/11 (d)	9,224	8,763
		72,571
Diversified Financial Services - 0.8%
Ameritrade Holding Corp. Tranche B, term loan 6.82% 1/23/13 (d)	12,753	12,498
Cognis GmbH Tranche B, term loan 7.3567% 9/15/13 (d)	1,000	935
LPL Investment Holdings, Inc. Tranche D, term loan 7.36% 6/28/13 (d)	6,072	5,829
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 1LN, term loan 7.61% 5/15/14 (d)	2,970	2,966
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.07% 4/18/12 (d)	8,811	8,503
Tranche C, term loan 7.07% 4/18/12 (d)	5,108	4,929
		35,660
Diversified Media - 0.8%
Lamar Media Corp. Tranche F, term loan 6.875% 3/31/14 (d)	7,650	7,268
LBI Media, Inc. Tranche B, term loan 6.82% 3/31/12 (d)	2,271	2,180
NextMedia Operating, Inc. Tranche 1, term loan 7.32% 11/18/12 (d)	4,220	4,009
Quebecor Media, Inc. Tranche B, term loan 7.36% 1/17/13 (d)	4,925	4,777
R.H. Donnelley Corp.:
Tranche A4, term loan 6.5741% 12/31/09 (d)	509	479
Tranche D1, term loan 6.86% 6/30/11 (d)	11,715	11,129
Thomson Media, Inc. Tranche B1, term loan 7.61% 11/8/11 (d)	3,099	3,006
		32,848
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 4.8%
AES Corp. term loan 7.22% 8/10/11 (d)	$ 10,071	$ 9,769
Boston Generating LLC:
Credit-Linked Deposit 7.485% 12/20/13 (d)	1,032	970
Tranche 1LN, revolver loan 7.485% 12/20/13 (d)	289	272
Tranche B 1LN, term loan 7.61% 12/20/13 (d)	4,640	4,362
Calpine Corp. Tranche D, term loan 7.61% 3/29/09 (d)	18,439	17,701
Covanta Energy Corp.:
term loan 6.875% 2/9/14 (d)	6,682	6,281
6.66% 2/9/14 (d)	3,298	3,100
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 6.82% 4/2/13 (d)	15,319	14,477
Tranche B, term loan 6.82% 4/2/13 (d)	2,681	2,533
Dynegy Holdings, Inc. 6.82% 4/2/13 (d)	14,000	13,230
Energy Investors Funds term loan 7.0825% 4/11/14 (d)	5,000	4,750
HCP Acquisition, Inc. Tranche 1LN, term loan 7.59% 2/13/14 (d)	3,980	3,960
LS Power Acquisition Corp.:
Tranche 1LN, term loan 7.36% 5/1/14 (d)	12,760	11,867
Tranche 2LN, term loan 9.11% 11/1/14 (d)	3,000	2,790
MACH Gen LLC:
term loan 7.36% 2/22/14 (d)	3,607	3,445
7.36% 2/22/13 (d)	375	358
Mirant North America LLC term loan 7.07% 1/3/13 (d)	21,972	20,874
NRG Energy, Inc.:
term loan:
6/8/14 (f)	6,869	6,595
7.11% 2/1/13 (d)	41,048	38,995
7.01% 2/1/13 (d)	16,976	16,128
NSG Holdings LLC:
term loan 6.86% 6/15/14 (d)	6,193	5,945
6.86% 6/15/14 (d)	714	686
Reliant Energy, Inc. 7.33% 6/30/14 (d)	12,150	11,725
		200,813
Energy - 3.1%
Alon USA, Inc. term loan 7.6% 6/22/13 (d)	3,960	3,782
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.35% 3/30/12 (d)	348	334
term loan 8.36% 3/30/14 (d)	2,652	2,546
Citgo Petroleum Corp. Tranche B, term loan 6.695% 11/15/12 (d)	12,021	11,540
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Coffeyville Resources LLC:
Credit-Linked Deposit 8.26% 12/28/13 (d)	$ 486	$ 462
Tranche D, term loan 8.3456% 12/28/13 (d)	2,501	2,376
Compagnie Generale de Geophysique SA term loan 7.36% 1/12/14 (d)	6,950	6,603
El Paso Corp. 5.32% 7/31/11 (d)	27,981	27,142
Energy Transfer Equity LP term loan 7.1056% 11/1/12 (d)	4,000	3,800
Kinder Morgan, Inc. Tranche B, term loan 6.82% 5/30/14 (d)	12,606	12,007
MEG Energy Corp.:
term loan 7.36% 4/3/13 (d)	2,469	2,395
Tranche DD, term loan 4/3/13 (f)	2,500	2,400
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 7.86% 11/1/13 (d)	7,510	7,285
Tranche B, Credit-Linked Deposit 7.86% 11/1/13 (d)	892	856
Petroleum Geo-Services ASA term loan 7.11% 6/29/15 (d)	7,000	6,685
Sandridge Energy, Inc. term loan 8.985% 4/1/14 (d)	8,000	7,920
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.235% 10/31/12 (d)	2,898	2,869
term loan 7.331% 10/31/12 (d)	11,862	11,744
Vulcan/Plains Resources, Inc. term loan 6.86% 8/12/11 (d)	2,884	2,804
Western Refining, Inc.:
term loan 7.07% 5/30/14 (d)	14,288	13,609
Tranche DD, term loan 7.07% 5/30/14 (d)	3,493	3,327
		132,486
Entertainment/Film - 1.8%
Alliance Atlantis Communications, Inc. Tranche C, term loan 6.85% 12/19/11 (d)	3,910	3,895
AMC Entertainment, Inc. term loan 7.07% 1/26/13 (d)	8,342	8,092
Cinemark USA, Inc. term loan 7.3399% 10/5/13 (d)	13,895	13,200
MGM Holdings II, Inc. Tranche B, term loan 8.61% 4/8/12 (d)	12,226	11,370
National CineMedia LLC term loan 7.11% 2/13/15 (d)	16,000	15,040
Regal Cinemas Corp. term loan 6.86% 10/27/13 (d)	20,135	19,330
Zuffa LLC term loan 7.375% 6/19/15 (d)	6,000	5,400
		76,327
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Environmental - 1.2%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 7.07% 3/28/14 (d)	$ 17,776	$ 16,887
term loan 7.0937% 3/28/14 (d)	32,711	31,075
Casella Waste Systems, Inc. Tranche B, term loan 7.3558% 4/28/10 (d)	1,990	1,890
Synagro Technologies, Inc. Tranche 1LN, term loan 7.36% 3/30/14 (d)	470	447
		50,299
Food and Drug Retail - 1.0%
Rite Aid Corp. Tranche ABL, term loan 7.07% 6/4/14 (d)	28,000	26,880
SUPERVALU, Inc. Tranche B, term loan 6.86% 6/2/12 (d)	15,731	15,259
The Pantry, Inc.:
term loan 7.07% 5/15/14 (d)	778	770
Tranche DD, term loan 5/15/14 (f)	222	220
		43,129
Food/Beverage/Tobacco - 2.0%
Bumble Bee Foods LLC Tranche B, term loan 7.1073% 5/2/12 (d)	3,000	2,880
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (d)	36,492	36,127
Dean Foods Co. Tranche B, term loan 6.86% 4/2/14 (d)	24,938	23,441
Del Monte Corp. Tranche B, term loan 6.82% 2/8/12 (d)	12,217	11,728
Herbalife International, Inc. term loan 6.82% 7/21/13 (d)	3,728	3,719
Jetro Holdings, Inc. term loan 7.87% 7/2/14 (d)	1,000	930
Michael Foods, Inc. Tranche B, term loan 7.3609% 11/21/10 (d)	2,020	1,960
Reddy Ice Group, Inc. term loan 7.11% 8/12/12 (d)	2,000	1,940
		82,725
Gaming - 2.1%
Alliance Gaming Corp. term loan 8.6363% 9/5/09 (d)	3,464	3,426
Ameristar Casinos, Inc. term loan 6.82% 11/10/12 (d)	5,959	5,840
Choctaw Resort Development Enterprise term loan 7.0738% 11/4/11 (d)	1,870	1,814
Golden Nugget, Inc.:
term loan 7.32% 6/30/14 (d)	3,182	2,927
Tranche DD, term loan 6/30/14 (f)	1,818	1,673
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.36% 2/16/14 (d)	$ 3,787	$ 3,598
Greenwood Racing, Inc. term loan 7.57% 11/28/11 (d)	1,990	1,900
Penn National Gaming, Inc. Tranche B, term loan 7.11% 10/31/12 (d)	16,246	15,921
Seminole Tribe of Florida:
Tranche B1, term loan 6.875% 3/5/14 (d)(f)	907	855
Tranche B2, term loan 6.875% 3/5/14 (d)	3,061	2,885
Tranche B3, term loan 6.875% 3/5/14 (d)	3,032	2,858
Town Sports International LLC term loan 7.125% 2/27/14 (d)	3,980	3,662
Tropicana Entertainment term loan 7.61% 7/3/08 (d)	8,700	8,439
Trump Entertainment Resorts Holdings LP Tranche B, term loan 7.9047% 5/20/12 (d)	14,357	13,783
Venetian Macau Ltd. Tranche B, term loan:
7.61% 5/26/12 (d)	2,779	2,613
7.61% 5/26/13 (d)	3,881	3,648
Venetian Macau US Finance, Inc. Tranche B, term loan 7.61% 5/25/13 (d)	4,000	3,760
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 7.225% 8/15/13 (d)	9,180	8,813
		88,415
Healthcare - 10.2%
Advanced Medical Optics, Inc. term loan 7.0967% 4/2/14 (d)	2,534	2,331
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.3562% 2/7/12 (d)	9,991	9,567
Community Health Systems, Inc.:
term loan 7.57% 7/25/14 (d)	68,483	64,374
Tranche DD, term loan 7/25/14 (f)	4,517	4,246
Concentra Operating Corp. Tranche B 1LN, term loan 7.61% 6/25/14 (d)	6,000	5,520
CONMED Corp. Tranche B, term loan 7.07% 4/12/13 (d)	1,326	1,323
DaVita, Inc. Tranche B1, term loan 6.8632% 10/5/12 (d)	41,257	38,369
DJO, Inc. Tranche B, term loan 6.875% 4/7/13 (d)	2,298	2,218
Emdeon Business Services term loan 7.61% 11/16/13 (d)	1,931	1,844
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.735% 3/31/12 (d)	28,989	27,395
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Gentiva Health Services, Inc. term loan 7.5911% 3/31/13 (d)	$ 1,741	$ 1,688
HCA, Inc. Tranche B, term loan 7.61% 11/17/13 (d)	111,415	105,844
Health Management Associates, Inc. Tranche B, term loan 7.11% 2/28/14 (d)	27,753	26,088
HealthSouth Corp. term loan 7.86% 3/10/13 (d)	10,468	10,049
IASIS Healthcare Corp.:
term loan 7.36% 3/15/14 (d)	10,157	9,548
Tranche DD, term loan 7.36% 3/15/14 (d)(f)	3,479	3,271
7.32% 3/15/14 (d)	928	872
Inverness Medical Innovations, Inc. Tranche 1LN, term loan 7.34% 6/26/14 (d)	12,080	11,355
LifePoint Hospitals, Inc. Tranche B, term loan 6.985% 4/15/12 (d)	13,303	12,505
National Renal Institutes, Inc. term loan 7.625% 3/31/13 (d)	3,425	3,323
Psychiatric Solutions, Inc. term loan 7.11% 7/1/12 (d)	13,309	12,909
PTS Acquisition Corp. term loan 7.61% 4/10/14 (d)	14,000	13,020
Renal Advantage, Inc. Tranche B, term loan 7.8648% 9/30/12 (d)	6,600	6,468
Sheridan Healthcare, Inc. Tranche 1LN, term loan 7.86% 6/15/14 (d)	3,000	2,820
Skilled Healthcare Group, Inc. Tranche 1, term loan 7.57% 6/15/12 (d)	3,920	3,881
Sun Healthcare Group, Inc.:
Tranche B, term loan 7.3669% 4/19/14 (d)	4,276	4,139
Tranche DD, term loan 7.36% 4/19/14 (d)(f)	759	734
7.36% 4/19/13 (d)	966	935
Team Health, Inc. term loan 7.36% 11/22/12 (d)	16,253	15,277
U.S. Oncology, Inc.:
Tranche B, term loan 7.61% 8/20/11 (d)	8,439	8,017
Tranche C, term loan 7.61% 8/20/11 (d)	1,940	1,843
Vanguard Health Holding Co. I term loan 7.61% 9/23/11 (d)	3,710	3,543
VCA Antech, Inc. term loan 6.875% 5/16/11 (d)	3,990	3,751
Vicar Operating, Inc. term loan 6.875% 5/16/11 (d)	9,790	9,203
		428,270
Homebuilding/Real Estate - 1.3%
Blount, Inc. Tranche B1, term loan 7.0903% 8/9/10 (d)	1,636	1,618
CB Richard Ellis Group, Inc. Tranche B, term loan 6.82% 12/20/13 (d)	8,518	8,177
EOP Operating LP term loan 7.57% 2/28/09 (d)	7,102	7,093
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - continued
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (d)	$ 13,803	$ 13,216
LandSource Communities Development LLC Tranche B 1LN, term loan 8.1147% 2/27/13 (d)	7,960	7,403
Realogy Corp.:
Tranche B, term loan 8.36% 10/10/13 (d)	11,030	10,203
8.32% 10/10/13 (d)	2,970	2,747
Tishman Speyer Properties term loan 7.07% 12/27/12 (d)	5,000	4,800
		55,257
Insurance - 0.0%
USI Holdings Corp. Tranche B, term loan 8.11% 5/4/14 (d)	2,000	1,920
Leisure - 0.9%
Cedar Fair LP term loan 7.32% 8/30/12 (d)	2,900	2,777
London Arena & Waterfront Finance LLC Tranche A, term loan 7.86% 3/8/12 (d)	2,963	2,874
Six Flags, Inc. Tranche B, term loan 7.61% 4/30/15 (d)	18,000	16,380
Universal City Development Partners Ltd. term loan 7.36% 6/9/11 (d)	16,741	16,239
		38,270
Metals/Mining - 1.3%
Aleris International, Inc. term loan 7.375% 12/19/13 (d)	3,980	3,721
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 7.11% 10/26/12 (d)	14,787	14,270
Compass Minerals Tranche B, term loan 6.8565% 12/22/12 (d)	9,384	9,126
Noranda Aluminium Acquisition Corp. Tranche B, term loan 7.32% 5/18/14 (d)	7,744	7,434
Novelis Corp. term loan 7.36% 7/6/14 (d)	10,000	9,450
Oxbow Carbon LLC:
Tranche B, term loan 7.4% 5/8/14 (d)	7,337	6,897
Tranche DD, term loan 5/8/14 (f)	644	606
Stillwater Mining Co. term loan 7.625% 7/30/10 (d)	2,118	2,102
		53,606
Paper - 3.2%
Appleton Papers, Inc. Tranche B, term loan 7.1033% 6/5/14 (d)	2,000	1,930
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Boise Cascade Holdings LLC:
Tranche DD E, term loan 4/30/14 (f)	$ 3,133	$ 2,929
Tranche E, term loan 6.85% 4/30/14 (d)	13,952	13,046
Georgia-Pacific Corp.:
term loan 7.11% 12/29/13 (d)	14,925	14,030
Tranche B1, term loan 7.11% 12/23/12 (d)	63,875	60,043
NewPage Corp. term loan 7.625% 5/2/11 (d)	4,121	4,039
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.32% 11/1/10 (d)	4,164	4,081
Tranche B, term loan 7.375% 11/1/11 (d)	16,207	15,882
Tranche C, term loan 7.5402% 11/1/11 (d)	7,922	7,764
Tranche C1, term loan 7.5402% 11/1/11 (d)	2,542	2,466
Verso Paper Holdings LLC Tranche B, term loan 7.125% 8/1/13 (d)	5,429	5,402
Xerium Technologies, Inc. Tranche B, term loan 8.11% 5/18/12 (d)	4,487	4,375
		135,987
Publishing/Printing - 3.5%
CBD Media, Inc. Tranche D, term loan 7.82% 12/31/09 (d)	1,684	1,616
Cenveo Corp.:
term loan 7.11% 6/21/13 (d)	7,430	7,132
Tranche DD, term loan 7.11% 6/21/13 (d)	248	238
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 6.6026% 11/8/08 (d)	1,541	1,418
Tranche B, term loan 6.8575% 5/8/09 (d)	13,844	13,290
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 6.6046% 9/9/09 (d)	2,911	2,678
Tranche B, term loan 6.8566% 3/9/10 (d)	12,409	11,850
Tranche B1, term loan 6.86% 3/10/10 (d)	12,526	11,963
Idearc, Inc. term loan 7.36% 11/17/14 (d)	32,798	31,158
MediMedia USA, Inc. Tranche B, term loan 7.5951% 10/5/13 (d)	2,769	2,631
R.H. Donnelley Corp. Tranche D2, term loan 6.86% 6/30/11 (d)	27,398	26,028
Sun Media Corp. Canada Tranche B, term loan 7.107% 2/7/09 (d)	1,562	1,500
The Reader's Digest Association, Inc. term loan 7.3472% 3/2/14 (d)	12,578	11,572
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Tribune Co. term loan 7.86% 5/17/09 (d)	$ 4,933	$ 4,761
Yell Group PLC Tranche B1, term loan 7.32% 2/10/13 (d)	20,200	19,544
		147,379
Railroad - 0.4%
Kansas City Southern Railway Co.:
Tranche B, term loan 7.073% 4/28/13 (d)	16,830	15,989
Tranche C, term loan 6.82% 4/28/13 (d)	3,000	2,850
		18,839
Restaurants - 1.0%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.609% 7/25/12 (d)	2,489	2,420
Burger King Corp. Tranche B1, term loan 6.875% 6/30/12 (d)	17,476	16,865
Del Taco Tranche B, term loan 7.61% 3/29/13 (d)	4,938	4,789
El Pollo Loco, Inc. Tranche B, term loan 7.86% 11/18/11 (d)	1,952	1,952
OSI Restaurant Partners, Inc.:
term loan 7.625% 6/14/14 (d)	14,237	13,526
7.61% 6/14/13 (d)	1,053	1,000
		40,552
Services - 4.1%
Acosta, Inc. term loan 7.57% 7/28/13 (d)	2,970	2,836
Adesa, Inc. term loan 7.61% 10/20/13 (d)	3,000	2,753
Aramark Corp.:
term loan 7.36% 1/26/14 (d)	59,304	55,153
7.485% 1/26/14 (d)	4,172	3,880
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 7.625% 2/7/14 (d)	4,778	4,491
Central Parking Corp.:
Tranche B 1LN, term loan 8.2681% 5/22/14 (d)	3,006	2,826
7.625% 5/22/14 (d)	704	661
Coinmach Corp. Tranche B1, term loan 7.875% 12/19/12 (d)	5,964	5,874
Coinstar, Inc. term loan 7.36% 7/1/11 (d)	5,505	5,519
Dollar Thrifty Automotive Group, Inc. term loan 7.34% 6/15/14 (d)	2,380	2,315
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 7.125% 6/1/13 (d)	4,953	4,754
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Hertz Corp.:
Credit-Linked Deposit 7.36% 12/21/12 (d)	$ 1,444	$ 1,401
Tranche B, term loan 7.101% 12/21/12 (d)	8,048	7,807
Iron Mountain, Inc. term loan 6.865% 4/16/14 (d)	10,000	9,800
Maxim Crane Works LP Tranche B, term loan 7.36% 6/29/14 (d)	2,991	2,886
RSC Equipment Rental term loan 7.11% 11/30/12 (d)	2,978	2,903
The Geo Group, Inc. term loan 6.8249% 1/24/14 (d)	3,777	3,702
Thomson Learning, Inc. term loan 8.07% 7/5/14 (d)	33,000	31,350
United Rentals, Inc.:
term loan 7.32% 2/14/11 (d)	1,235	1,211
Tranche B, Credit-Linked Deposit 7.57% 2/14/11 (d)	370	363
US Investigations Services, Inc.:
term loan 8.07% 10/14/12 (d)	5,895	5,777
Tranche D, term loan 8.07% 10/14/12 (d)	1,985	1,945
West Corp. term loan 7.7525% 10/24/13 (d)	13,095	12,441
		172,648
Shipping - 0.2%
Laidlaw International, Inc. Tranche B, term loan 7.07% 7/31/13 (d)	8,933	8,665
Specialty Retailing - 0.9%
Claire's Stores, Inc. term loan 8.11% 5/29/14 (d)	12,000	10,920
GNC Corp. term loan 7.61% 9/16/13 (d)	6,983	6,354
Michaels Stores, Inc. term loan 7.625% 10/31/13 (d)	19,945	18,748
		36,022
Super Retail - 1.3%
Buhrmann US, Inc. Tranche D1, term loan 7.096% 12/31/10 (d)	5,519	5,354
FTD, Inc. term loan 7.357% 7/28/13 (d)	3,652	3,615
Gold Toe Investment Corp. Tranche 1LN, term loan 8.109% 10/30/13 (d)	5,970	5,761
J. Crew Group, Inc. term loan 7.106% 5/15/13 (d)	5,961	5,723
Neiman Marcus Group, Inc. term loan 7.1097% 4/6/13 (d)	10,743	10,313
PETCO Animal Supplies, Inc. term loan 7.608% 10/26/13 (d)	11,895	11,300
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (d)	3,682	3,534
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (d)	8,000	8,000
		53,600
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - 4.8%
Acxiom Corp. term loan 7.07% 9/15/12 (d)	$ 4,537	$ 4,355
Advanced Micro Devices, Inc. term loan 7.36% 12/31/13 (d)	6,315	5,936
Affiliated Computer Services, Inc.:
term loan 7.32% 3/20/13 (d)	13,130	12,736
Tranche B2, term loan 7.32% 3/20/13 (d)	7,900	7,663
AMI Semiconductor, Inc. term loan 6.86% 4/1/12 (d)	1,476	1,432
Freescale Semiconductor, Inc. term loan 7.11% 12/1/13 (d)	38,790	35,687
Global Tel*Link Corp.:
term loan 9.4964% 2/14/13 (d)	1,550	1,503
8.86% 2/14/13 (d)	435	422
IPC Systems, Inc. Tranche B1 1LN, term loan 7.61% 5/31/14 (d)	4,000	3,680
Itron, Inc. term loan 7.36% 4/18/14 (d)	2,404	2,284
Kronos, Inc.:
Tranche 1LN, term loan 7.61% 6/11/14 (d)	7,000	6,510
Tranche 2LN, term loan 11.11% 6/11/15 (d)	4,000	3,720
ON Semiconductor Corp. term loan 7.11% 9/6/13 (d)	4,709	4,473
Open Solutions, Inc. term loan 7.445% 1/23/14 (d)	2,484	2,310
Open Text Corp. term loan 7.82% 10/2/13 (d)	5,495	5,433
Riverdeep Interactive Learning USA, Inc. term loan:
8.11% 12/20/13 (d)	24,319	23,833
12.06% 12/21/07 (d)	4,955	4,881
Serena Software, Inc. term loan 7.3356% 3/10/13 (d)	5,175	4,916
SunGard Data Systems, Inc. term loan 7.3556% 2/28/14 (d)	68,344	65,610
Verifone, Inc. Tranche B, term loan 7.11% 10/31/13 (d)	4,275	4,190
		201,574
Telecommunications - 4.9%
Alaska Communications Systems Holding term loan 7.11% 2/1/12 (d)	1,000	980
American Cellular Corp. term loan 3/15/14 (f)	774	766
Centennial Cellular Operating Co. LLC term loan 7.36% 2/9/11 (d)	17,635	16,929
Cincinnati Bell, Inc. Tranche B, term loan 6.82% 8/31/12 (d)	6,923	6,646
Consolidated Communications, Inc. Tranche D, term loan 7.11% 10/14/11 (d)	2,000	1,940
Crown Castle International Corp. Tranche B, term loan 6.838% 3/6/14 (d)	9,970	9,372
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Digicel International Finance Ltd. term loan 7.875% 3/30/12 (d)	$ 16,000	$ 15,760
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (d)	20,000	19,500
Intelsat Ltd. Tranche B, term loan 7.36% 7/3/13 (d)	29,445	28,193
Iowa Telecommunication Services, Inc. Tranche B, term loan 7.11% 11/23/11 (d)	2,000	1,960
Knology, Inc. term loan 7.61% 4/6/12 (d)	1,000	970
Leap Wireless International, Inc. Tranche B, term loan 7.36% 6/16/13 (d)	5,925	5,629
Level 3 Communications, Inc. term loan 7.61% 3/13/14 (d)	22,000	20,680
MetroPCS Wireless, Inc. Tranche B, term loan 7.625% 11/3/13 (d)	15,875	15,359
NTELOS, Inc. Tranche B1, term loan 7.57% 8/24/11 (d)	3,758	3,626
Paetec Communications, Inc. Tranche B, term loan 7.82% 2/28/13 (d)	2,584	2,480
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	11,000	11,083
Time Warner Telecom, Inc. Tranche B, term loan 7.36% 1/7/13 (d)	3,970	3,791
Triton PCS, Inc. term loan 8.57% 11/18/09 (d)	7,748	7,710
Wind Telecomunicazioni SpA:
Tranche B, term loan 7.84% 9/21/13 (d)	7,500	7,350
Tranche C, term loan 8.59% 9/21/14 (d)	7,500	7,350
Windstream Corp. Tranche B1, term loan 6.86% 7/17/13 (d)	20,556	19,939
		208,013
Textiles & Apparel - 0.8%
Hanesbrands, Inc. Tranche B 1LN, term loan 7.1039% 9/5/13 (d)	18,521	17,966
Levi Strauss & Co. term loan 7.57% 4/4/14 (d)	3,000	2,760
Warnaco Group, Inc. term loan 6.8692% 1/31/13 (d)	4,968	4,819
William Carter Co. term loan 6.852% 6/29/12 (d)	6,866	6,488
		32,033
TOTAL FLOATING RATE LOANS (Cost $3,708,894)		3,538,198
Nonconvertible Bonds - 3.4%
	Principal Amount (000s)	Value (000s)
Automotive - 0.9%
Ford Motor Credit Co. LLC 8.11% 1/13/12 (d)	$ 38,620	$ 36,689
The Goodyear Tire & Rubber Co. 9.1348% 12/1/09 (c)(d)	2,000	2,005
		38,694
Broadcasting - 0.2%
Radio One, Inc. 8.875% 7/1/11	7,000	7,000
Building Materials - 0.1%
General Cable Corp. 7.735% 4/1/15 (d)	3,000	2,783
Cable TV - 0.1%
CSC Holdings, Inc. 7.25% 7/15/08	2,000	1,985
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,963	1,978
		3,963
Capital Goods - 0.1%
Case New Holland, Inc. 9.25% 8/1/11	2,000	2,055
Esco Corp. 9.235% 12/15/13 (c)(d)	2,000	1,930
		3,985
Chemicals - 0.0%
Georgia Gulf Corp. 9.5% 10/15/14	1,360	1,278
Containers - 0.1%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	3,000	3,023
Electric Utilities - 0.4%
CMS Energy Corp. 9.875% 10/15/07	10,000	10,013
NRG Energy, Inc. 7.375% 2/1/16	9,000	8,663
		18,676
Energy - 0.3%
Parker Drilling Co. 10.11% 9/1/10 (d)	4,703	4,727
Williams Companies, Inc. Credit Linked Certificate Trust IV 8.6063% 5/1/09 (c)(d)	7,000	7,175
		11,902
Gaming - 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,000	2,790
Metals/Mining - 0.0%
Noranda Aluminium Acquisition Corp. 9.36% 5/15/15 pay-in-kind (c)(d)	2,000	1,850
Technology - 0.6%
Freescale Semiconductor, Inc. 9.235% 12/15/14 (c)(d)	10,000	9,150
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Nortel Networks Corp. 9.61% 7/15/11 (c)(d)	$ 9,380	$ 9,521
NXP BV 8.11% 10/15/13 (d)	9,000	8,280
		26,951
Telecommunications - 0.5%
Centennial Communications Corp. 11.11% 1/1/13 (d)	2,000	2,000
Intelsat Ltd. 11.4091% 6/15/13 (d)	2,000	2,090
IPCS, Inc. 7.48% 5/1/13 (c)(d)	3,000	2,790
Level 3 Financing, Inc. 9.15% 2/15/15 (c)(d)	4,000	3,785
Rural Cellular Corp.:
8.25% 3/15/12	6,000	6,180
8.36% 6/1/13 (c)(d)	3,000	3,045
		19,890
TOTAL NONCONVERTIBLE BONDS (Cost $147,613)		142,785
Common Stocks - 0.0%
	Shares
Air Transportation - 0.0%
Delta Air Lines, Inc. (a) (Cost $1,662)	68,864	1,227
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 5.38% (b)	259,255,902	259,256
Fidelity Money Market Central Fund, 5.43% (b)	284,185	284
TOTAL MONEY MARKET FUNDS (Cost $259,540)		259,540
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.09%, dated 7/31/07 due 8/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $5,689)	$ 5,690	5,689
TOTAL INVESTMENT PORTFOLIO - 93.6% (Cost $4,123,398)		3,947,439
NET OTHER ASSETS - 6.4%		268,131
NET ASSETS - 100%		$ 4,215,570
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,251,000 or 1.0% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $26,399,000 and $27,941,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$5,689,000 due 8/01/07 at 5.09%
Banc of America Securities LLC	$ 1,021
Merrill Lynch Government Securities, Inc.	4,668
$ 5,689
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 16,866
Fidelity Money Market Central Fund	1,019
Total	$ 17,885
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,123,330,000. Net unrealized depreciation aggregated $175,891,000, of which $444,000 related to appreciated investment securities and $176,335,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Floating Rate
High Income Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

July 31, 2007

1.804976.103

FHI-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 83.9%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.0%
BE Aerospace, Inc. term loan B 7% 8/24/12 (d)	$ 5,935	$ 5,757
DRS Technologies, Inc. term loan 6.86% 1/31/13 (d)	309	304
McKechnie Aerospace Holdings Ltd. Tranche 1LN, term loan 7.36% 5/11/14 (d)	2,470	2,322
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 7.11% 12/31/11 (d)	11,887	11,649
Transdigm, Inc. term loan 7.36% 6/23/13 (d)	17,340	16,820
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 7.61% 9/29/13 (d)	7,647	7,265
		44,117
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche 1LN, Revolving Credit-Linked Deposit 7.36% 4/30/12 (d)	5,670	5,330
United Air Lines, Inc. Tranche B, term loan 7.375% 2/1/14 (d)	4,000	3,760
		9,090
Automotive - 4.0%
AM General LLC:
Tranche B, term loan 8.426% 9/30/13 (d)	2,806	2,736
8.32% 9/30/12 (d)	97	94
Dana Corp. term loan 7.88% 4/13/08 (d)	6,120	5,998
Delphi Corp. term loan:
7.625% 12/31/07 (d)	12,000	11,760
8.125% 12/31/07 (d)	34,000	33,320
Ford Motor Co. term loan 8.36% 12/15/13 (d)	17,860	16,878
General Motors Corp. term loan 7.735% 11/29/13 (d)	17,159	16,301
Navistar International Corp.:
term loan 8.61% 1/19/12 (d)	9,533	9,200
Credit-Linked Deposit 8.5908% 1/19/12 (d)	3,467	3,345
Oshkosh Truck Co. Tranche B, term loan 7.11% 12/6/13 (d)	24,855	23,737
Rexnord Corp. Tranche B, term loan 7.9237% 7/19/13 (d)	1,989	1,984
Tenneco, Inc. Credit-Linked Deposit 6.82% 3/16/14 (d)	6,000	5,820
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 7.1% 4/30/14 (d)	29,000	27,405
TRW Automotive Holdings Corp. Tranche B1, term loan 6.875% 2/9/14 (d)	5,000	4,800
Visteon Corp. term loan 8.38% 6/13/13 (d)	7,000	6,440
		169,818
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 2.2%
Citadel Broadcasting Corp. Tranche B, term loan 6.985% 6/12/14 (d)	$ 27,000	$ 24,570
Emmis Operating Co. Tranche B, term loan 7.3599% 11/1/13 (d)	4,857	4,711
Entravision Communication Corp. term loan 6.86% 3/29/13 (d)	5,895	5,659
Local TV Finance LLC term loan 7.36% 5/7/13 (d)	3,130	2,911
Montecito Broadcast Group LLC Tranche 1, term loan 7.82% 1/27/13 (d)	1,970	1,911
Nexstar Broadcasting, Inc. Tranche B, term loan 7.11% 10/1/12 (d)	17,816	17,282
Paxson Communications Corp. term loan 8.61% 1/15/12 (d)	6,000	5,820
Raycom Media, Inc. Tranche B, term loan 6.875% 6/25/14 (d)	6,430	6,221
VNU, Inc. term loan 7.6066% 8/9/13 (d)	26,663	25,596
		94,681
Building Materials - 0.1%
Goodman Global Holdings, Inc. Tranche C, term loan 7.125% 12/23/11 (d)	2,825	2,740
Nortek Holdings, Inc. Tranche B, term loan 7.614% 8/27/11 (d)	3,711	3,414
		6,154
Cable TV - 10.7%
Charter Communications Operating LLC Tranche B 1LN, term loan:
7.36% 3/6/14 (d)	1,000	950
7.36% 3/6/14 (d)	126,000	119,686
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/29/13 (d)	93,842	88,681
DIRECTV Holdings LLC Tranche B, term loan 6.82% 4/13/13 (d)	33,979	32,620
Discovery Communications, Inc. term loan 7.36% 5/14/14 (d)	29,120	28,246
Insight Midwest Holdings LLC Tranche B, term loan 7.36% 4/6/14 (d)	10,000	9,600
Liberty Cablevision of Puerto Rico LTC term loan 7.36% 6/15/14 (d)	4,335	4,140
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche D1, term loan 7.0955% 1/31/15 (d)	3,911	3,676
Mediacom LLC Tranche C1, term loan 7.096% 1/31/15 (d)	4,791	4,503
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
NTL Cable PLC Tranche B, term loan 7.36% 1/10/13 (d)	$ 23,680	$ 22,851
PanAmSat Corp. Tranche B2, term loan 7.36% 1/3/14 (d)	29,775	28,435
San Juan Cable, Inc. Tranche 1, term loan 7.36% 10/31/12 (d)	5,910	5,718
Univision Communications, Inc.:
Tranche 1LN, term loan 7.61% 9/29/14 (d)	62,013	56,742
Tranche DD 1LN, term loan 9/29/14 (f)	3,987	3,648
UPC Broadband Holding BV Tranche N1, term loan 7.13% 12/31/14 (d)	42,008	39,383
		448,879
Capital Goods - 2.9%
Amsted Industries, Inc.:
term loan 7.36% 4/5/13 (d)	5,777	5,590
Tranche DD, term loan 7.36% 4/5/13 (d)	3,103	2,995
Ashtead Group PLC term loan 7.125% 8/31/11 (d)	5,000	4,800
Baldor Electric Co. term loan 7.129% 1/31/14 (d)	7,098	6,850
Bucyrus International, Inc. Tranche B, term loan 6.8667% 5/4/14 (d)	10,370	9,955
Chart Industries, Inc. Tranche B, term loan 7.375% 10/17/12 (d)	2,806	2,736
Dresser, Inc. Tranche B 1LN, term loan 7.86% 5/4/14 (d)	16,870	16,027
EnergySolutions, Inc.:
Credit-Linked Deposit 7.57% 6/7/13 (d)	189	181
term loan 7.66% 6/7/13 (d)	5,473	5,254
Flowserve Corp. term loan 6.875% 8/10/12 (d)	25,715	24,687
Hexcel Corp. Tranche B, term loan 7.108% 3/1/12 (d)	4,029	3,959
Invensys International Holding Ltd.:
term loan 7.3556% 12/15/10 (d)	1,920	1,882
Tranche B, term loan 7.36% 1/15/11 (d)	2,080	2,038
Kinetek Industries, Inc. Tranche B, term loan 7.848% 11/10/13 (d)	3,284	3,119
Mueller Water Products, Inc. Tranche B, term loan 7.096% 5/24/14 (d)	3,776	3,587
Polypore, Inc. Tranche B, term loan 7.56% 7/3/14 (d)	4,000	3,760
Rexnord Corp. Tranche B A0, term loan 7.6419% 7/19/13 (d)	4,938	4,789
Sensus Metering Systems, Inc. Tranche B term loan 7.3661% 12/17/10 (d)	1,841	1,786
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Terex Corp. term loan 7.11% 7/14/13 (d)	$ 13,870	$ 13,731
Walter Industries, Inc. term loan 7.095% 10/3/12 (d)	3,163	3,052
		120,778
Chemicals - 3.9%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 7.07% 4/2/13 (d)	5,786	5,323
term loan 7.11% 4/2/14 (d)	38,724	36,207
Georgia Gulf Corp. term loan 7.8242% 10/3/13 (d)	2,947	2,858
Hercules, Inc. Tranche B, term loan 6.82% 10/8/10 (d)	4,103	3,980
Huntsman International LLC Tranche B, term loan 7.07% 8/16/12 (d)	23,730	23,018
INEOS US Finance:
Tranche B, term loan 7.5799% 1/31/13 (d)	4,777	4,610
Tranche C, term loan 8.0799% 1/31/14 (d)	4,777	4,610
Innophos, Inc. Tranche B, term loan 7.57% 8/13/10 (d)	2,810	2,740
Lyondell Chemical Co. term loan 6.8563% 8/16/13 (d)	26,760	25,690
MacDermid, Inc. Tranche B, term loan 7.36% 4/12/14 (d)	5,227	5,175
Momentive Performance Materials, Inc. Tranche B1, term loan 7.625% 12/4/13 (d)	15,910	14,637
Nalco Co. Tranche B, term loan 7.1901% 11/4/10 (d)	23,152	22,458
Rockwood Specialties Group, Inc. Tranche E, term loan 7.1075% 7/30/12 (d)	13,343	12,809
		164,115
Consumer Products - 0.8%
Central Garden & Pet Co. Tranche B, term loan 6.82% 9/12/12 (d)	4,938	4,691
Jarden Corp.:
term loan 7.11% 1/24/12 (d)	5,043	4,942
Tranche B2, term loan 7.11% 1/24/12 (d)	2,639	2,560
Jostens IH Corp. Tranche C, term loan 7.3297% 10/4/11 (d)	5,366	5,205
KIK Custom Products, Inc. Tranche 1LN, term loan 7.61% 5/31/14 (d)	3,000	2,700
Sealy Mattress Co. Tranche E, term loan 6.8557% 8/25/12 (d)	4,875	4,680
Weight Watchers International, Inc. Tranche B, term loan 6.875% 1/26/14 (d)	7,960	7,880
		32,658
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Containers - 1.7%
Berry Plastics Holding Corp. Tranche C, term loan 7.355% 4/3/15 (d)	$ 1,988	$ 1,868
Bluegrass Container Co. LLC Tranche 1, term loan 7.5979% 6/30/13 (d)	9,788	9,495
BWAY Corp. Tranche B, term loan 7.187% 7/17/13 (d)	2,104	1,988
Crown Holdings, Inc.:
term loan B 7.11% 11/15/12 (d)	15,345	14,885
Tranche B, term loan 7.11% 11/15/12 (d)	9,697	9,406
Owens-Brockway Glass Container, Inc. Tranche B, term loan 6.86% 6/14/13 (d)	27,689	26,166
Solo Cup Co. Tranche B1, term loan 8.8367% 2/27/11 (d)	9,224	8,763
		72,571
Diversified Financial Services - 0.8%
Ameritrade Holding Corp. Tranche B, term loan 6.82% 1/23/13 (d)	12,753	12,498
Cognis GmbH Tranche B, term loan 7.3567% 9/15/13 (d)	1,000	935
LPL Investment Holdings, Inc. Tranche D, term loan 7.36% 6/28/13 (d)	6,072	5,829
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 1LN, term loan 7.61% 5/15/14 (d)	2,970	2,966
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.07% 4/18/12 (d)	8,811	8,503
Tranche C, term loan 7.07% 4/18/12 (d)	5,108	4,929
		35,660
Diversified Media - 0.8%
Lamar Media Corp. Tranche F, term loan 6.875% 3/31/14 (d)	7,650	7,268
LBI Media, Inc. Tranche B, term loan 6.82% 3/31/12 (d)	2,271	2,180
NextMedia Operating, Inc. Tranche 1, term loan 7.32% 11/18/12 (d)	4,220	4,009
Quebecor Media, Inc. Tranche B, term loan 7.36% 1/17/13 (d)	4,925	4,777
R.H. Donnelley Corp.:
Tranche A4, term loan 6.5741% 12/31/09 (d)	509	479
Tranche D1, term loan 6.86% 6/30/11 (d)	11,715	11,129
Thomson Media, Inc. Tranche B1, term loan 7.61% 11/8/11 (d)	3,099	3,006
		32,848
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 4.8%
AES Corp. term loan 7.22% 8/10/11 (d)	$ 10,071	$ 9,769
Boston Generating LLC:
Credit-Linked Deposit 7.485% 12/20/13 (d)	1,032	970
Tranche 1LN, revolver loan 7.485% 12/20/13 (d)	289	272
Tranche B 1LN, term loan 7.61% 12/20/13 (d)	4,640	4,362
Calpine Corp. Tranche D, term loan 7.61% 3/29/09 (d)	18,439	17,701
Covanta Energy Corp.:
term loan 6.875% 2/9/14 (d)	6,682	6,281
6.66% 2/9/14 (d)	3,298	3,100
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 6.82% 4/2/13 (d)	15,319	14,477
Tranche B, term loan 6.82% 4/2/13 (d)	2,681	2,533
Dynegy Holdings, Inc. 6.82% 4/2/13 (d)	14,000	13,230
Energy Investors Funds term loan 7.0825% 4/11/14 (d)	5,000	4,750
HCP Acquisition, Inc. Tranche 1LN, term loan 7.59% 2/13/14 (d)	3,980	3,960
LS Power Acquisition Corp.:
Tranche 1LN, term loan 7.36% 5/1/14 (d)	12,760	11,867
Tranche 2LN, term loan 9.11% 11/1/14 (d)	3,000	2,790
MACH Gen LLC:
term loan 7.36% 2/22/14 (d)	3,607	3,445
7.36% 2/22/13 (d)	375	358
Mirant North America LLC term loan 7.07% 1/3/13 (d)	21,972	20,874
NRG Energy, Inc.:
term loan:
6/8/14 (f)	6,869	6,595
7.11% 2/1/13 (d)	41,048	38,995
7.01% 2/1/13 (d)	16,976	16,128
NSG Holdings LLC:
term loan 6.86% 6/15/14 (d)	6,193	5,945
6.86% 6/15/14 (d)	714	686
Reliant Energy, Inc. 7.33% 6/30/14 (d)	12,150	11,725
		200,813
Energy - 3.1%
Alon USA, Inc. term loan 7.6% 6/22/13 (d)	3,960	3,782
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.35% 3/30/12 (d)	348	334
term loan 8.36% 3/30/14 (d)	2,652	2,546
Citgo Petroleum Corp. Tranche B, term loan 6.695% 11/15/12 (d)	12,021	11,540
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Coffeyville Resources LLC:
Credit-Linked Deposit 8.26% 12/28/13 (d)	$ 486	$ 462
Tranche D, term loan 8.3456% 12/28/13 (d)	2,501	2,376
Compagnie Generale de Geophysique SA term loan 7.36% 1/12/14 (d)	6,950	6,603
El Paso Corp. 5.32% 7/31/11 (d)	27,981	27,142
Energy Transfer Equity LP term loan 7.1056% 11/1/12 (d)	4,000	3,800
Kinder Morgan, Inc. Tranche B, term loan 6.82% 5/30/14 (d)	12,606	12,007
MEG Energy Corp.:
term loan 7.36% 4/3/13 (d)	2,469	2,395
Tranche DD, term loan 4/3/13 (f)	2,500	2,400
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 7.86% 11/1/13 (d)	7,510	7,285
Tranche B, Credit-Linked Deposit 7.86% 11/1/13 (d)	892	856
Petroleum Geo-Services ASA term loan 7.11% 6/29/15 (d)	7,000	6,685
Sandridge Energy, Inc. term loan 8.985% 4/1/14 (d)	8,000	7,920
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.235% 10/31/12 (d)	2,898	2,869
term loan 7.331% 10/31/12 (d)	11,862	11,744
Vulcan/Plains Resources, Inc. term loan 6.86% 8/12/11 (d)	2,884	2,804
Western Refining, Inc.:
term loan 7.07% 5/30/14 (d)	14,288	13,609
Tranche DD, term loan 7.07% 5/30/14 (d)	3,493	3,327
		132,486
Entertainment/Film - 1.8%
Alliance Atlantis Communications, Inc. Tranche C, term loan 6.85% 12/19/11 (d)	3,910	3,895
AMC Entertainment, Inc. term loan 7.07% 1/26/13 (d)	8,342	8,092
Cinemark USA, Inc. term loan 7.3399% 10/5/13 (d)	13,895	13,200
MGM Holdings II, Inc. Tranche B, term loan 8.61% 4/8/12 (d)	12,226	11,370
National CineMedia LLC term loan 7.11% 2/13/15 (d)	16,000	15,040
Regal Cinemas Corp. term loan 6.86% 10/27/13 (d)	20,135	19,330
Zuffa LLC term loan 7.375% 6/19/15 (d)	6,000	5,400
		76,327
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Environmental - 1.2%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 7.07% 3/28/14 (d)	$ 17,776	$ 16,887
term loan 7.0937% 3/28/14 (d)	32,711	31,075
Casella Waste Systems, Inc. Tranche B, term loan 7.3558% 4/28/10 (d)	1,990	1,890
Synagro Technologies, Inc. Tranche 1LN, term loan 7.36% 3/30/14 (d)	470	447
		50,299
Food and Drug Retail - 1.0%
Rite Aid Corp. Tranche ABL, term loan 7.07% 6/4/14 (d)	28,000	26,880
SUPERVALU, Inc. Tranche B, term loan 6.86% 6/2/12 (d)	15,731	15,259
The Pantry, Inc.:
term loan 7.07% 5/15/14 (d)	778	770
Tranche DD, term loan 5/15/14 (f)	222	220
		43,129
Food/Beverage/Tobacco - 2.0%
Bumble Bee Foods LLC Tranche B, term loan 7.1073% 5/2/12 (d)	3,000	2,880
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (d)	36,492	36,127
Dean Foods Co. Tranche B, term loan 6.86% 4/2/14 (d)	24,938	23,441
Del Monte Corp. Tranche B, term loan 6.82% 2/8/12 (d)	12,217	11,728
Herbalife International, Inc. term loan 6.82% 7/21/13 (d)	3,728	3,719
Jetro Holdings, Inc. term loan 7.87% 7/2/14 (d)	1,000	930
Michael Foods, Inc. Tranche B, term loan 7.3609% 11/21/10 (d)	2,020	1,960
Reddy Ice Group, Inc. term loan 7.11% 8/12/12 (d)	2,000	1,940
		82,725
Gaming - 2.1%
Alliance Gaming Corp. term loan 8.6363% 9/5/09 (d)	3,464	3,426
Ameristar Casinos, Inc. term loan 6.82% 11/10/12 (d)	5,959	5,840
Choctaw Resort Development Enterprise term loan 7.0738% 11/4/11 (d)	1,870	1,814
Golden Nugget, Inc.:
term loan 7.32% 6/30/14 (d)	3,182	2,927
Tranche DD, term loan 6/30/14 (f)	1,818	1,673
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.36% 2/16/14 (d)	$ 3,787	$ 3,598
Greenwood Racing, Inc. term loan 7.57% 11/28/11 (d)	1,990	1,900
Penn National Gaming, Inc. Tranche B, term loan 7.11% 10/31/12 (d)	16,246	15,921
Seminole Tribe of Florida:
Tranche B1, term loan 6.875% 3/5/14 (d)(f)	907	855
Tranche B2, term loan 6.875% 3/5/14 (d)	3,061	2,885
Tranche B3, term loan 6.875% 3/5/14 (d)	3,032	2,858
Town Sports International LLC term loan 7.125% 2/27/14 (d)	3,980	3,662
Tropicana Entertainment term loan 7.61% 7/3/08 (d)	8,700	8,439
Trump Entertainment Resorts Holdings LP Tranche B, term loan 7.9047% 5/20/12 (d)	14,357	13,783
Venetian Macau Ltd. Tranche B, term loan:
7.61% 5/26/12 (d)	2,779	2,613
7.61% 5/26/13 (d)	3,881	3,648
Venetian Macau US Finance, Inc. Tranche B, term loan 7.61% 5/25/13 (d)	4,000	3,760
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 7.225% 8/15/13 (d)	9,180	8,813
		88,415
Healthcare - 10.2%
Advanced Medical Optics, Inc. term loan 7.0967% 4/2/14 (d)	2,534	2,331
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.3562% 2/7/12 (d)	9,991	9,567
Community Health Systems, Inc.:
term loan 7.57% 7/25/14 (d)	68,483	64,374
Tranche DD, term loan 7/25/14 (f)	4,517	4,246
Concentra Operating Corp. Tranche B 1LN, term loan 7.61% 6/25/14 (d)	6,000	5,520
CONMED Corp. Tranche B, term loan 7.07% 4/12/13 (d)	1,326	1,323
DaVita, Inc. Tranche B1, term loan 6.8632% 10/5/12 (d)	41,257	38,369
DJO, Inc. Tranche B, term loan 6.875% 4/7/13 (d)	2,298	2,218
Emdeon Business Services term loan 7.61% 11/16/13 (d)	1,931	1,844
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.735% 3/31/12 (d)	28,989	27,395
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Gentiva Health Services, Inc. term loan 7.5911% 3/31/13 (d)	$ 1,741	$ 1,688
HCA, Inc. Tranche B, term loan 7.61% 11/17/13 (d)	111,415	105,844
Health Management Associates, Inc. Tranche B, term loan 7.11% 2/28/14 (d)	27,753	26,088
HealthSouth Corp. term loan 7.86% 3/10/13 (d)	10,468	10,049
IASIS Healthcare Corp.:
term loan 7.36% 3/15/14 (d)	10,157	9,548
Tranche DD, term loan 7.36% 3/15/14 (d)(f)	3,479	3,271
7.32% 3/15/14 (d)	928	872
Inverness Medical Innovations, Inc. Tranche 1LN, term loan 7.34% 6/26/14 (d)	12,080	11,355
LifePoint Hospitals, Inc. Tranche B, term loan 6.985% 4/15/12 (d)	13,303	12,505
National Renal Institutes, Inc. term loan 7.625% 3/31/13 (d)	3,425	3,323
Psychiatric Solutions, Inc. term loan 7.11% 7/1/12 (d)	13,309	12,909
PTS Acquisition Corp. term loan 7.61% 4/10/14 (d)	14,000	13,020
Renal Advantage, Inc. Tranche B, term loan 7.8648% 9/30/12 (d)	6,600	6,468
Sheridan Healthcare, Inc. Tranche 1LN, term loan 7.86% 6/15/14 (d)	3,000	2,820
Skilled Healthcare Group, Inc. Tranche 1, term loan 7.57% 6/15/12 (d)	3,920	3,881
Sun Healthcare Group, Inc.:
Tranche B, term loan 7.3669% 4/19/14 (d)	4,276	4,139
Tranche DD, term loan 7.36% 4/19/14 (d)(f)	759	734
7.36% 4/19/13 (d)	966	935
Team Health, Inc. term loan 7.36% 11/22/12 (d)	16,253	15,277
U.S. Oncology, Inc.:
Tranche B, term loan 7.61% 8/20/11 (d)	8,439	8,017
Tranche C, term loan 7.61% 8/20/11 (d)	1,940	1,843
Vanguard Health Holding Co. I term loan 7.61% 9/23/11 (d)	3,710	3,543
VCA Antech, Inc. term loan 6.875% 5/16/11 (d)	3,990	3,751
Vicar Operating, Inc. term loan 6.875% 5/16/11 (d)	9,790	9,203
		428,270
Homebuilding/Real Estate - 1.3%
Blount, Inc. Tranche B1, term loan 7.0903% 8/9/10 (d)	1,636	1,618
CB Richard Ellis Group, Inc. Tranche B, term loan 6.82% 12/20/13 (d)	8,518	8,177
EOP Operating LP term loan 7.57% 2/28/09 (d)	7,102	7,093
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - continued
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (d)	$ 13,803	$ 13,216
LandSource Communities Development LLC Tranche B 1LN, term loan 8.1147% 2/27/13 (d)	7,960	7,403
Realogy Corp.:
Tranche B, term loan 8.36% 10/10/13 (d)	11,030	10,203
8.32% 10/10/13 (d)	2,970	2,747
Tishman Speyer Properties term loan 7.07% 12/27/12 (d)	5,000	4,800
		55,257
Insurance - 0.0%
USI Holdings Corp. Tranche B, term loan 8.11% 5/4/14 (d)	2,000	1,920
Leisure - 0.9%
Cedar Fair LP term loan 7.32% 8/30/12 (d)	2,900	2,777
London Arena & Waterfront Finance LLC Tranche A, term loan 7.86% 3/8/12 (d)	2,963	2,874
Six Flags, Inc. Tranche B, term loan 7.61% 4/30/15 (d)	18,000	16,380
Universal City Development Partners Ltd. term loan 7.36% 6/9/11 (d)	16,741	16,239
		38,270
Metals/Mining - 1.3%
Aleris International, Inc. term loan 7.375% 12/19/13 (d)	3,980	3,721
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 7.11% 10/26/12 (d)	14,787	14,270
Compass Minerals Tranche B, term loan 6.8565% 12/22/12 (d)	9,384	9,126
Noranda Aluminium Acquisition Corp. Tranche B, term loan 7.32% 5/18/14 (d)	7,744	7,434
Novelis Corp. term loan 7.36% 7/6/14 (d)	10,000	9,450
Oxbow Carbon LLC:
Tranche B, term loan 7.4% 5/8/14 (d)	7,337	6,897
Tranche DD, term loan 5/8/14 (f)	644	606
Stillwater Mining Co. term loan 7.625% 7/30/10 (d)	2,118	2,102
		53,606
Paper - 3.2%
Appleton Papers, Inc. Tranche B, term loan 7.1033% 6/5/14 (d)	2,000	1,930
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Boise Cascade Holdings LLC:
Tranche DD E, term loan 4/30/14 (f)	$ 3,133	$ 2,929
Tranche E, term loan 6.85% 4/30/14 (d)	13,952	13,046
Georgia-Pacific Corp.:
term loan 7.11% 12/29/13 (d)	14,925	14,030
Tranche B1, term loan 7.11% 12/23/12 (d)	63,875	60,043
NewPage Corp. term loan 7.625% 5/2/11 (d)	4,121	4,039
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.32% 11/1/10 (d)	4,164	4,081
Tranche B, term loan 7.375% 11/1/11 (d)	16,207	15,882
Tranche C, term loan 7.5402% 11/1/11 (d)	7,922	7,764
Tranche C1, term loan 7.5402% 11/1/11 (d)	2,542	2,466
Verso Paper Holdings LLC Tranche B, term loan 7.125% 8/1/13 (d)	5,429	5,402
Xerium Technologies, Inc. Tranche B, term loan 8.11% 5/18/12 (d)	4,487	4,375
		135,987
Publishing/Printing - 3.5%
CBD Media, Inc. Tranche D, term loan 7.82% 12/31/09 (d)	1,684	1,616
Cenveo Corp.:
term loan 7.11% 6/21/13 (d)	7,430	7,132
Tranche DD, term loan 7.11% 6/21/13 (d)	248	238
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 6.6026% 11/8/08 (d)	1,541	1,418
Tranche B, term loan 6.8575% 5/8/09 (d)	13,844	13,290
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 6.6046% 9/9/09 (d)	2,911	2,678
Tranche B, term loan 6.8566% 3/9/10 (d)	12,409	11,850
Tranche B1, term loan 6.86% 3/10/10 (d)	12,526	11,963
Idearc, Inc. term loan 7.36% 11/17/14 (d)	32,798	31,158
MediMedia USA, Inc. Tranche B, term loan 7.5951% 10/5/13 (d)	2,769	2,631
R.H. Donnelley Corp. Tranche D2, term loan 6.86% 6/30/11 (d)	27,398	26,028
Sun Media Corp. Canada Tranche B, term loan 7.107% 2/7/09 (d)	1,562	1,500
The Reader's Digest Association, Inc. term loan 7.3472% 3/2/14 (d)	12,578	11,572
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Tribune Co. term loan 7.86% 5/17/09 (d)	$ 4,933	$ 4,761
Yell Group PLC Tranche B1, term loan 7.32% 2/10/13 (d)	20,200	19,544
		147,379
Railroad - 0.4%
Kansas City Southern Railway Co.:
Tranche B, term loan 7.073% 4/28/13 (d)	16,830	15,989
Tranche C, term loan 6.82% 4/28/13 (d)	3,000	2,850
		18,839
Restaurants - 1.0%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.609% 7/25/12 (d)	2,489	2,420
Burger King Corp. Tranche B1, term loan 6.875% 6/30/12 (d)	17,476	16,865
Del Taco Tranche B, term loan 7.61% 3/29/13 (d)	4,938	4,789
El Pollo Loco, Inc. Tranche B, term loan 7.86% 11/18/11 (d)	1,952	1,952
OSI Restaurant Partners, Inc.:
term loan 7.625% 6/14/14 (d)	14,237	13,526
7.61% 6/14/13 (d)	1,053	1,000
		40,552
Services - 4.1%
Acosta, Inc. term loan 7.57% 7/28/13 (d)	2,970	2,836
Adesa, Inc. term loan 7.61% 10/20/13 (d)	3,000	2,753
Aramark Corp.:
term loan 7.36% 1/26/14 (d)	59,304	55,153
7.485% 1/26/14 (d)	4,172	3,880
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 7.625% 2/7/14 (d)	4,778	4,491
Central Parking Corp.:
Tranche B 1LN, term loan 8.2681% 5/22/14 (d)	3,006	2,826
7.625% 5/22/14 (d)	704	661
Coinmach Corp. Tranche B1, term loan 7.875% 12/19/12 (d)	5,964	5,874
Coinstar, Inc. term loan 7.36% 7/1/11 (d)	5,505	5,519
Dollar Thrifty Automotive Group, Inc. term loan 7.34% 6/15/14 (d)	2,380	2,315
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 7.125% 6/1/13 (d)	4,953	4,754
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Hertz Corp.:
Credit-Linked Deposit 7.36% 12/21/12 (d)	$ 1,444	$ 1,401
Tranche B, term loan 7.101% 12/21/12 (d)	8,048	7,807
Iron Mountain, Inc. term loan 6.865% 4/16/14 (d)	10,000	9,800
Maxim Crane Works LP Tranche B, term loan 7.36% 6/29/14 (d)	2,991	2,886
RSC Equipment Rental term loan 7.11% 11/30/12 (d)	2,978	2,903
The Geo Group, Inc. term loan 6.8249% 1/24/14 (d)	3,777	3,702
Thomson Learning, Inc. term loan 8.07% 7/5/14 (d)	33,000	31,350
United Rentals, Inc.:
term loan 7.32% 2/14/11 (d)	1,235	1,211
Tranche B, Credit-Linked Deposit 7.57% 2/14/11 (d)	370	363
US Investigations Services, Inc.:
term loan 8.07% 10/14/12 (d)	5,895	5,777
Tranche D, term loan 8.07% 10/14/12 (d)	1,985	1,945
West Corp. term loan 7.7525% 10/24/13 (d)	13,095	12,441
		172,648
Shipping - 0.2%
Laidlaw International, Inc. Tranche B, term loan 7.07% 7/31/13 (d)	8,933	8,665
Specialty Retailing - 0.9%
Claire's Stores, Inc. term loan 8.11% 5/29/14 (d)	12,000	10,920
GNC Corp. term loan 7.61% 9/16/13 (d)	6,983	6,354
Michaels Stores, Inc. term loan 7.625% 10/31/13 (d)	19,945	18,748
		36,022
Super Retail - 1.3%
Buhrmann US, Inc. Tranche D1, term loan 7.096% 12/31/10 (d)	5,519	5,354
FTD, Inc. term loan 7.357% 7/28/13 (d)	3,652	3,615
Gold Toe Investment Corp. Tranche 1LN, term loan 8.109% 10/30/13 (d)	5,970	5,761
J. Crew Group, Inc. term loan 7.106% 5/15/13 (d)	5,961	5,723
Neiman Marcus Group, Inc. term loan 7.1097% 4/6/13 (d)	10,743	10,313
PETCO Animal Supplies, Inc. term loan 7.608% 10/26/13 (d)	11,895	11,300
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (d)	3,682	3,534
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (d)	8,000	8,000
		53,600
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - 4.8%
Acxiom Corp. term loan 7.07% 9/15/12 (d)	$ 4,537	$ 4,355
Advanced Micro Devices, Inc. term loan 7.36% 12/31/13 (d)	6,315	5,936
Affiliated Computer Services, Inc.:
term loan 7.32% 3/20/13 (d)	13,130	12,736
Tranche B2, term loan 7.32% 3/20/13 (d)	7,900	7,663
AMI Semiconductor, Inc. term loan 6.86% 4/1/12 (d)	1,476	1,432
Freescale Semiconductor, Inc. term loan 7.11% 12/1/13 (d)	38,790	35,687
Global Tel*Link Corp.:
term loan 9.4964% 2/14/13 (d)	1,550	1,503
8.86% 2/14/13 (d)	435	422
IPC Systems, Inc. Tranche B1 1LN, term loan 7.61% 5/31/14 (d)	4,000	3,680
Itron, Inc. term loan 7.36% 4/18/14 (d)	2,404	2,284
Kronos, Inc.:
Tranche 1LN, term loan 7.61% 6/11/14 (d)	7,000	6,510
Tranche 2LN, term loan 11.11% 6/11/15 (d)	4,000	3,720
ON Semiconductor Corp. term loan 7.11% 9/6/13 (d)	4,709	4,473
Open Solutions, Inc. term loan 7.445% 1/23/14 (d)	2,484	2,310
Open Text Corp. term loan 7.82% 10/2/13 (d)	5,495	5,433
Riverdeep Interactive Learning USA, Inc. term loan:
8.11% 12/20/13 (d)	24,319	23,833
12.06% 12/21/07 (d)	4,955	4,881
Serena Software, Inc. term loan 7.3356% 3/10/13 (d)	5,175	4,916
SunGard Data Systems, Inc. term loan 7.3556% 2/28/14 (d)	68,344	65,610
Verifone, Inc. Tranche B, term loan 7.11% 10/31/13 (d)	4,275	4,190
		201,574
Telecommunications - 4.9%
Alaska Communications Systems Holding term loan 7.11% 2/1/12 (d)	1,000	980
American Cellular Corp. term loan 3/15/14 (f)	774	766
Centennial Cellular Operating Co. LLC term loan 7.36% 2/9/11 (d)	17,635	16,929
Cincinnati Bell, Inc. Tranche B, term loan 6.82% 8/31/12 (d)	6,923	6,646
Consolidated Communications, Inc. Tranche D, term loan 7.11% 10/14/11 (d)	2,000	1,940
Crown Castle International Corp. Tranche B, term loan 6.838% 3/6/14 (d)	9,970	9,372
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Digicel International Finance Ltd. term loan 7.875% 3/30/12 (d)	$ 16,000	$ 15,760
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (d)	20,000	19,500
Intelsat Ltd. Tranche B, term loan 7.36% 7/3/13 (d)	29,445	28,193
Iowa Telecommunication Services, Inc. Tranche B, term loan 7.11% 11/23/11 (d)	2,000	1,960
Knology, Inc. term loan 7.61% 4/6/12 (d)	1,000	970
Leap Wireless International, Inc. Tranche B, term loan 7.36% 6/16/13 (d)	5,925	5,629
Level 3 Communications, Inc. term loan 7.61% 3/13/14 (d)	22,000	20,680
MetroPCS Wireless, Inc. Tranche B, term loan 7.625% 11/3/13 (d)	15,875	15,359
NTELOS, Inc. Tranche B1, term loan 7.57% 8/24/11 (d)	3,758	3,626
Paetec Communications, Inc. Tranche B, term loan 7.82% 2/28/13 (d)	2,584	2,480
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	11,000	11,083
Time Warner Telecom, Inc. Tranche B, term loan 7.36% 1/7/13 (d)	3,970	3,791
Triton PCS, Inc. term loan 8.57% 11/18/09 (d)	7,748	7,710
Wind Telecomunicazioni SpA:
Tranche B, term loan 7.84% 9/21/13 (d)	7,500	7,350
Tranche C, term loan 8.59% 9/21/14 (d)	7,500	7,350
Windstream Corp. Tranche B1, term loan 6.86% 7/17/13 (d)	20,556	19,939
		208,013
Textiles & Apparel - 0.8%
Hanesbrands, Inc. Tranche B 1LN, term loan 7.1039% 9/5/13 (d)	18,521	17,966
Levi Strauss & Co. term loan 7.57% 4/4/14 (d)	3,000	2,760
Warnaco Group, Inc. term loan 6.8692% 1/31/13 (d)	4,968	4,819
William Carter Co. term loan 6.852% 6/29/12 (d)	6,866	6,488
		32,033
TOTAL FLOATING RATE LOANS (Cost $3,708,894)		3,538,198
Nonconvertible Bonds - 3.4%
	Principal Amount (000s)	Value (000s)
Automotive - 0.9%
Ford Motor Credit Co. LLC 8.11% 1/13/12 (d)	$ 38,620	$ 36,689
The Goodyear Tire & Rubber Co. 9.1348% 12/1/09 (c)(d)	2,000	2,005
		38,694
Broadcasting - 0.2%
Radio One, Inc. 8.875% 7/1/11	7,000	7,000
Building Materials - 0.1%
General Cable Corp. 7.735% 4/1/15 (d)	3,000	2,783
Cable TV - 0.1%
CSC Holdings, Inc. 7.25% 7/15/08	2,000	1,985
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,963	1,978
		3,963
Capital Goods - 0.1%
Case New Holland, Inc. 9.25% 8/1/11	2,000	2,055
Esco Corp. 9.235% 12/15/13 (c)(d)	2,000	1,930
		3,985
Chemicals - 0.0%
Georgia Gulf Corp. 9.5% 10/15/14	1,360	1,278
Containers - 0.1%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	3,000	3,023
Electric Utilities - 0.4%
CMS Energy Corp. 9.875% 10/15/07	10,000	10,013
NRG Energy, Inc. 7.375% 2/1/16	9,000	8,663
		18,676
Energy - 0.3%
Parker Drilling Co. 10.11% 9/1/10 (d)	4,703	4,727
Williams Companies, Inc. Credit Linked Certificate Trust IV 8.6063% 5/1/09 (c)(d)	7,000	7,175
		11,902
Gaming - 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,000	2,790
Metals/Mining - 0.0%
Noranda Aluminium Acquisition Corp. 9.36% 5/15/15 pay-in-kind (c)(d)	2,000	1,850
Technology - 0.6%
Freescale Semiconductor, Inc. 9.235% 12/15/14 (c)(d)	10,000	9,150
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Nortel Networks Corp. 9.61% 7/15/11 (c)(d)	$ 9,380	$ 9,521
NXP BV 8.11% 10/15/13 (d)	9,000	8,280
		26,951
Telecommunications - 0.5%
Centennial Communications Corp. 11.11% 1/1/13 (d)	2,000	2,000
Intelsat Ltd. 11.4091% 6/15/13 (d)	2,000	2,090
IPCS, Inc. 7.48% 5/1/13 (c)(d)	3,000	2,790
Level 3 Financing, Inc. 9.15% 2/15/15 (c)(d)	4,000	3,785
Rural Cellular Corp.:
8.25% 3/15/12	6,000	6,180
8.36% 6/1/13 (c)(d)	3,000	3,045
		19,890
TOTAL NONCONVERTIBLE BONDS (Cost $147,613)		142,785
Common Stocks - 0.0%
	Shares
Air Transportation - 0.0%
Delta Air Lines, Inc. (a) (Cost $1,662)	68,864	1,227
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 5.38% (b)	259,255,902	259,256
Fidelity Money Market Central Fund, 5.43% (b)	284,185	284
TOTAL MONEY MARKET FUNDS (Cost $259,540)		259,540
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.09%, dated 7/31/07 due 8/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $5,689)	$ 5,690	5,689
TOTAL INVESTMENT PORTFOLIO - 93.6% (Cost $4,123,398)		3,947,439
NET OTHER ASSETS - 6.4%		268,131
NET ASSETS - 100%		$ 4,215,570
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,251,000 or 1.0% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $26,399,000 and $27,941,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$5,689,000 due 8/01/07 at 5.09%
Banc of America Securities LLC	$ 1,021
Merrill Lynch Government Securities, Inc.	4,668
$ 5,689
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 16,866
Fidelity Money Market Central Fund	1,019
Total	$ 17,885
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,123,330,000. Net unrealized depreciation aggregated $175,891,000, of which $444,000 related to appreciated investment securities and $176,335,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

1.804847.103

HY-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 71.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.7%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (h)	$ 5,200	$ 7,496
Cable TV - 0.1%
Charter Communications, Inc. 5.875% 11/16/09 (h)	2,251	4,034
Telecommunications - 0.4%
ICO North America, Inc. 7.5% 8/15/09 (j)	10,695	10,802
TOTAL CONVERTIBLE BONDS		22,332
Nonconvertible Bonds - 71.1%
Aerospace - 0.2%
Alion Science & Technology Corp. 10.25% 2/1/15	1,430	1,373
Orbimage Holdings, Inc. 14.88% 7/1/12 (i)	3,710	3,970
		5,343
Air Transportation - 1.0%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19	11,607	10,504
10.18% 1/2/13	5,055	4,954
Continental Airlines, Inc. 7.339% 4/19/14	2,480	2,356
Continental Airlines, Inc.:
6.903% 4/19/22	1,480	1,391
8.485% 6/2/13 (i)	7,330	7,293
Delta Air Lines, Inc.:
8% 12/15/07 (a)(h)	10,571	687
10% 8/15/08 (a)	29,000	1,885
Delta Air Lines, Inc. pass thru trust certificates 7.779% 1/2/12	1,429	1,397
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	168
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	853
9.875% 3/15/49 (a)	6,255	719
		32,207
Automotive - 8.8%
Accuride Corp. 8.5% 2/1/15	4,780	4,422
Ford Motor Credit Co. LLC:
7% 10/1/13	46,900	41,507
7.25% 10/25/11	1,335	1,220
7.375% 2/1/11	28,795	26,910
7.8% 6/1/12	27,200	25,840
8% 12/15/16	7,110	6,541
9.75% 9/15/10	9,074	8,961
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Acceptance Corp.:
6.75% 12/1/14	$ 21,705	$ 18,992
6.875% 9/15/11	4,335	3,967
8% 11/1/31	27,070	25,446
General Motors Corp. 8.375% 7/15/33	116,020	96,297
IdleAire Technologies Corp. 0% 12/15/12 unit (e)(h)	16,350	9,483
Tenneco, Inc. 8.625% 11/15/14	2,870	2,813
United Components, Inc. 9.375% 6/15/13	2,225	2,208
		274,607
Broadcasting - 0.5%
Local TV Finance LLC 9.25% 6/15/15 pay-in-kind (h)	2,340	2,153
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (e)	10,005	9,805
Paxson Communications Corp. 11.61% 1/15/13 (h)(i)	3,255	3,304
		15,262
Building Materials - 2.0%
Belden, Inc. 7% 3/15/17 (h)	4,840	4,695
Goodman Global Holdings, Inc. 7.875% 12/15/12	13,870	13,731
Masonite Corp. 11% 4/6/15	39,708	32,362
NTK Holdings, Inc. 0% 3/1/14 (e)	17,240	10,603
U.S. Concrete, Inc. 8.375% 4/1/14	2,940	2,778
		64,169
Cable TV - 4.7%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	119,339	117,845
11% 10/1/15	10,460	10,303
CSC Holdings, Inc. 7.25% 4/15/12	22,870	20,812
		148,960
Capital Goods - 2.2%
Actuant Corp. 6.875% 6/15/17 (h)	9,080	8,694
Baldor Electric Co. 8.625% 2/15/17	2,250	2,306
Hawk Corp. 8.75% 11/1/14	2,770	2,825
Mueller Water Products, Inc. 7.375% 6/1/17 (h)	14,360	13,642
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	18,883
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	1,440	1,354
9.5% 8/1/14	2,040	1,979
Sensus Metering Systems, Inc. 8.625% 12/15/13	6,645	6,246
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Capital Goods - continued
Thermadyne Holdings Corp. 9.25% 2/1/14	$ 5,710	$ 5,767
Titan International, Inc. 8% 1/15/12	6,970	7,109
		68,805
Chemicals - 1.7%
Georgia Gulf Corp. 9.5% 10/15/14	15,655	14,716
Huntsman LLC 11.625% 10/15/10	5,972	6,330
Lyondell Chemical Co. 8.25% 9/15/16	7,370	8,070
MacDermid, Inc. 9.5% 4/15/17 (h)	900	833
Phibro Animal Health Corp.:
10% 8/1/13 (h)	3,380	3,312
13% 8/1/14 (h)	6,760	6,692
Reichhold Industries, Inc. 9% 8/15/14 (h)	6,790	6,654
Sterling Chemicals, Inc. 10.25% 4/1/15 (h)	705	719
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	5,110	5,123
		52,449
Consumer Products - 0.1%
Simmons Bedding Co. 0% 12/15/14 (e)	5,215	4,029
Containers - 0.4%
Graham Packaging Co. LP/GPC Capital Corp. 9.875% 10/15/14	14,530	13,658
Diversified Financial Services - 0.4%
Cardtronics, Inc.:
9.25% 8/15/13	2,840	2,726
9.25% 8/15/13 (h)	7,250	6,960
Triad Acquisition Corp. 11.125% 5/1/13	4,170	3,774
		13,460
Diversified Media - 0.4%
Affinion Group, Inc. 11.5% 10/15/15	6,715	6,732
Nielsen Finance LLC/Co. 0% 8/1/16 (e)(h)	10,235	6,755
		13,487
Electric Utilities - 3.3%
Calpine Corp.:
8.5% 7/15/10 (h)	16,320	17,218
8.75% 7/15/13 (h)	5,865	6,261
Edison Mission Energy 7.625% 5/15/27 (h)	18,110	16,254
Intergen NV 9% 6/30/17 (h)	32,660	32,007
Mirant Americas Generation LLC:
8.5% 10/1/21	6,645	6,529
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant Americas Generation LLC: - continued
9.125% 5/1/31	$ 9,625	$ 9,433
Mirant North America LLC 7.375% 12/31/13	10,560	10,692
Reliant Energy, Inc. 7.875% 6/15/17	7,050	6,698
		105,092
Energy - 6.5%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17	2,140	2,049
Bristow Group, Inc. 7.5% 9/15/17 (h)	7,330	7,037
Chaparral Energy, Inc.:
8.5% 12/1/15	4,490	4,041
8.875% 2/1/17 (h)	3,650	3,303
Chesapeake Energy Corp. 6.5% 8/15/17	8,900	8,221
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	830	807
7.75% 5/15/17	1,760	1,712
Complete Production Services, Inc. 8% 12/15/16	8,260	7,847
Denbury Resources, Inc. 7.5% 12/15/15	10,000	9,500
El Paso Corp. 6.95% 6/1/28	15,800	13,983
El Paso Energy Corp. 7.75% 1/15/32	1,970	2,156
Energy Partners Ltd. 9.75% 4/15/14 (h)	6,000	5,580
Energy XXI Gulf Coast, Inc. 10% 6/15/13 (h)	14,380	13,517
Forest Oil Corp. 7.25% 6/15/19 (h)	11,935	11,070
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)	5,190	4,840
9% 6/1/16 (h)	6,640	6,574
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	3,260	3,260
Mariner Energy, Inc. 8% 5/15/17	2,620	2,476
OPTI Canada, Inc. 8.25% 12/15/14 (h)	7,120	6,942
Petrohawk Energy Corp. 9.125% 7/15/13	19,920	20,693
Plains Exploration & Production Co. 7.75% 6/15/15	22,700	21,281
Pogo Producing Co.:
6.625% 3/15/15	6,505	6,505
6.875% 10/1/17	6,485	6,525
7.875% 5/1/13	4,790	4,814
Stone Energy Corp.:
6.75% 12/15/14	6,595	6,001
8.25% 12/15/11	3,475	3,423
Venoco, Inc. 8.75% 12/15/11	3,670	3,670
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
W&T Offshore, Inc. 8.25% 6/15/14 (h)	$ 9,070	$ 8,571
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	6,820	6,573
		202,971
Entertainment/Film - 0.4%
Cinemark, Inc. 0% 3/15/14 (e)	7,430	6,706
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	111
Marquee Holdings, Inc. 0% 8/15/14 (e)	6,990	6,029
		12,846
Environmental - 1.4%
Allied Waste North America, Inc.:
7.25% 3/15/15	23,340	22,523
7.375% 4/15/14	21,790	19,938
		42,461
Food and Drug Retail - 1.9%
Ahold Finance USA, Inc. 8.25% 7/15/10	16,835	17,830
Albertsons, Inc. 8% 5/1/31	20,200	18,736
Nutritional Sourcing Corp. 10.125% 8/1/09	7,424	4,603
Rite Aid Corp.:
7.7% 2/15/27	6,015	4,451
8.625% 3/1/15	9,115	7,793
SUPERVALU, Inc. 7.5% 11/15/14	7,095	6,882
		60,295
Food/Beverage/Tobacco - 0.2%
AmeriQual Group LLC/AmeriQual Finance Corp. 9.5% 4/1/12 (h)	3,000	2,910
Pierre Foods, Inc. 9.875% 7/15/12	2,240	2,195
		5,105
Gaming - 1.4%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (h)	4,590	3,993
MGM Mirage, Inc.:
6.625% 7/15/15	7,380	6,734
6.875% 4/1/16	1,155	1,025
7.5% 6/1/16	12,830	11,772
7.625% 1/15/17	5,360	4,985
MTR Gaming Group, Inc. 9% 6/1/12	1,810	1,864
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,960	2,782
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)	$ 2,990	$ 2,213
9% 1/15/12	1,760	1,734
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	6,680	6,212
		43,314
Healthcare - 5.0%
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (h)	7,080	6,372
Community Health Systems, Inc. 8.875% 7/15/15 (h)	27,240	26,559
CRC Health Group, Inc. 10.75% 2/1/16	3,340	3,507
DaVita, Inc. 7.25% 3/15/15	6,105	5,815
HCA, Inc. 6.375% 1/15/15	4,730	3,666
Multiplan, Inc. 10.375% 4/15/16 (h)	3,660	3,587
Mylan Laboratories, Inc.:
5.75% 8/15/10	3,875	3,759
6.375% 8/15/15	1,185	1,185
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75% 11/15/14	20,745	20,330
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	9,190	9,948
Tenet Healthcare Corp.:
6.5% 6/1/12	14,200	11,857
7.375% 2/1/13	37,435	30,884
9.25% 2/1/15	11,960	10,106
9.875% 7/1/14	11,290	9,709
US Oncology Holdings, Inc. 9.7969% 3/15/12 pay-in-kind (h)(i)	9,630	9,149
Viant Holdings, Inc. 10.125% 7/15/17 (h)	1,978	1,849
		158,282
Insurance - 1.4%
Provident Companies, Inc.:
7% 7/15/18	3,650	3,777
7.25% 3/15/28	17,830	17,779
Unum Group 7.375% 6/15/32	9,190	9,293
UnumProvident Corp. 6.75% 12/15/28	11,350	10,669
USI Holdings Corp. 9.75% 5/15/15 (h)	1,550	1,418
		42,936
Leisure - 2.8%
Festival Fun Parks LLC 10.875% 4/15/14	2,470	2,272
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - continued
Six Flags, Inc.:
8.875% 2/1/10	$ 1,355	$ 1,274
9.625% 6/1/14	73,815	56,099
9.75% 4/15/13	37,380	29,156
		88,801
Metals/Mining - 2.6%
Drummond Co., Inc. 7.375% 2/15/16 (h)	9,205	8,331
FMG Finance Property Ltd. 10.625% 9/1/16 (h)	13,835	15,703
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	7,390	7,630
8.375% 4/1/17	21,580	22,551
Massey Energy Co. 6.875% 12/15/13	10,720	9,380
Novelis, Inc. 7.25% 2/15/15	10,000	10,100
PNA Group, Inc. 10.75% 9/1/16 (h)	6,790	7,062
		80,757
Paper - 0.7%
Georgia-Pacific Corp. 7.7% 6/15/15	10,645	10,086
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	6,960	6,403
8.25% 10/1/12	5,000	4,700
		21,189
Publishing/Printing - 2.0%
The Reader's Digest Association, Inc. 9% 2/15/17 (h)	5,480	4,658
TL Acquisitions, Inc.:
0% 7/15/15 (e)(h)	20,040	14,629
10.5% 1/15/15 (h)	23,450	21,750
Valassis Communications, Inc. 8.25% 3/1/15 (h)	19,845	16,967
Vertis, Inc. 13.5% 12/7/09 (h)	6,990	5,312
		63,316
Restaurants - 0.8%
OSI Restaurant Partners, Inc. 10% 6/15/15 (h)	20,000	17,300
Uno Restaurant Corp. 10% 2/15/11 (h)	8,670	7,196
		24,496
Services - 1.5%
Aramark Corp. 8.5% 2/1/15 (h)	10,870	9,892
Ashtead Capital, Inc. 9% 8/15/16 (h)	5,960	5,871
Ashtead Holdings PLC 8.625% 8/1/15 (h)	2,500	2,419
Cornell Companies, Inc. 10.75% 7/1/12	7,345	7,786
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16	$ 4,020	$ 3,980
Language Line, Inc. 11.125% 6/15/12	4,610	4,887
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	6,460	6,234
Rental Service Corp. 9.5% 12/1/14 (h)	5,720	5,548
		46,617
Shipping - 0.8%
Britannia Bulk PLC 11% 12/1/11	3,590	3,590
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (h)	8,730	8,468
Ship Finance International Ltd. 8.5% 12/15/13	11,965	12,174
		24,232
Specialty Retailing - 2.2%
General Nutrition Centers, Inc. 9.7875% 3/15/14 pay-in-kind (h)(i)	14,050	12,856
Intcomex, Inc. 11.75% 1/15/11	6,260	6,385
Sally Holdings LLC 10.5% 11/15/16 (h)	22,275	20,771
VWR Funding, Inc. 10.25% 7/15/15 (h)	30,000	28,125
		68,137
Steels - 0.0%
Tube City IMS Corp. 9.75% 2/1/15	670	650
Super Retail - 2.0%
Michaels Stores, Inc. 11.375% 11/1/16 (h)	23,645	22,581
NBC Acquisition Corp. 0% 3/15/13 (e)	12,830	11,419
Toys 'R' US, Inc.:
7.625% 8/1/11	7,035	6,138
7.875% 4/15/13	28,540	23,831
		63,969
Technology - 4.1%
Activant Solutions, Inc. 9.5% 5/1/16	2,310	2,091
Advanced Micro Devices, Inc. 7.75% 11/1/12	9,075	7,963
Avago Technologies Finance Ltd.:
10.125% 12/1/13	19,280	19,858
11.875% 12/1/15	10,280	11,102
Freescale Semiconductor, Inc. 10.125% 12/15/16 (h)	27,795	24,251
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	2,465	1,910
8.61% 12/15/11 (i)	3,840	3,187
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Nortel Networks Corp.:
10.125% 7/15/13 (h)	$ 6,370	$ 6,513
10.75% 7/15/16 (h)	6,630	6,879
NXP BV:
7.875% 10/15/14	7,310	6,579
9.5% 10/15/15	10,380	8,823
Open Solutions, Inc. 9.75% 2/1/15 (h)	1,550	1,473
SS&C Technologies, Inc. 11.75% 12/1/13	9,920	10,416
SunGard Data Systems, Inc. 10.25% 8/15/15	5,555	5,569
Viasystems, Inc. 10.5% 1/15/11	12,680	12,743
		129,357
Telecommunications - 6.0%
Broadview Networks Holdings, Inc. 11.375% 9/1/12 (h)	8,660	8,963
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	5,000	5,100
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	6,680	6,513
Cincinnati Bell, Inc. 8.375% 1/15/14	3,095	2,886
Citizens Communications Co. 7.875% 1/15/27	6,970	6,203
Cricket Communications, Inc. 9.375% 11/1/14	6,920	6,834
Digicel Group Ltd. 8.875% 1/15/15 (h)	11,500	10,551
Intelsat Ltd.:
6.5% 11/1/13	56,412	40,899
7.625% 4/15/12	31,775	25,579
11.25% 6/15/16	19,920	20,717
Level 3 Financing, Inc. 12.25% 3/15/13	6,100	6,725
MetroPCS Wireless, Inc. 9.25% 11/1/14 (h)	13,840	13,632
Qwest Capital Funding, Inc. 7.75% 2/15/31	14,425	12,117
U.S. West Communications 6.875% 9/15/33	15,000	13,050
Windstream Corp. 8.625% 8/1/16	7,030	7,153
		186,922
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 1.7%
Hanesbrands, Inc. 8.735% 12/15/14 (h)(i)	$ 9,940	$ 9,791
Levi Strauss & Co. 12.25% 12/15/12	39,715	42,793
		52,584
TOTAL NONCONVERTIBLE BONDS		2,230,765
TOTAL CORPORATE BONDS (Cost $2,357,720)		2,253,097
Common Stocks - 18.1%
	Shares
Air Transportation - 1.8%
Delta Air Lines, Inc. (a)	2,730,847	48,664
Northwest Airlines Corp. (a)	392,831	6,847
		55,511
Broadcasting - 0.0%
Gray Television, Inc.	134,070	1,079
Building Materials - 0.6%
Armstrong World Industries, Inc. (a)	72,089	3,123
Owens Corning (a)	481,722	14,659
		17,782
Cable TV - 0.4%
Charter Communications, Inc. Class A (a)(f)	2,032,900	8,254
Virgin Media, Inc.	181,530	4,509
Virgin Media, Inc. warrants 1/10/11 (a)	3	0
		12,763
Chemicals - 0.5%
Celanese Corp. Class A	400,000	15,000
Consumer Products - 1.4%
Revlon, Inc. Class A (sub. vtg.) (a)(g)	41,158,562	42,393
Containers - 0.2%
Anchor Glass Container Corp. (a)	172,857	6,050
Pliant Corp. (a)	2,041	0
Trivest 1992 Special Fund Ltd. (a)(j)	3,037,732	15
		6,065
Common Stocks - continued
	Shares	Value (000s)
Electric Utilities - 1.4%
AES Corp. (a)	1,392,509	$ 27,363
Mirant Corp. (a)	423,570	16,024
		43,387
Energy - 1.3%
Chesapeake Energy Corp. (f)	850,000	28,934
El Paso Corp.	750,900	12,502
		41,436
Healthcare - 1.7%
DaVita, Inc. (a)	956,946	50,661
Service Corp. International	272,300	3,300
		53,961
Leisure - 0.0%
Six Flags, Inc. (a)	343,900	1,310
Metals/Mining - 0.7%
Alpha Natural Resources, Inc. (a)	1,198,900	21,400
Publishing/Printing - 0.8%
Cenveo, Inc. (a)	1,235,258	25,953
Shipping - 2.9%
Frontline Ltd. (NY Shares)	100,000	4,604
Overseas Shipholding Group, Inc.	373,400	28,972
Ship Finance International Ltd. (NY Shares)	511,328	14,292
Teekay Corp.	765,000	42,894
		90,762
Steels - 0.2%
Reliance Steel & Aluminum Co.	100,000	5,254
Technology - 2.6%
Advanced Micro Devices, Inc. (a)	300,000	4,062
Amkor Technology, Inc. (a)	3,200,000	39,552
Flextronics International Ltd. (a)	2,665,000	29,768
Viasystems Group, Inc. (a)(j)	1,026,780	9,754
		83,136
Telecommunications - 1.6%
ICO Global Communications Holdings Ltd. Class A (a)	43,772	140
McLeodUSA, Inc. (a)	4,914,174	36,856
One Communications (a)(j)	925,628	14,116
		51,112
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(j)	42,253	$ 299
Pillowtex Corp. (a)	490,256	0
		299
TOTAL COMMON STOCKS (Cost $493,970)		568,603
Preferred Stocks - 4.0%

Convertible Preferred Stocks - 3.5%
Energy - 3.1%
El Paso Corp. 4.99%	49,100	69,878
EXCO Resources, Inc. Series A1:
11.00% (j)	2,173	23,153
7.00% (j)	527	5,481
		98,512
Metals/Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	89,300	12,575
TOTAL CONVERTIBLE PREFERRED STOCKS		111,087
Nonconvertible Preferred Stocks - 0.5%
Broadcasting - 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75%	3,671	3,946
Containers - 0.3%
Pliant Corp. Series AA 13.00%	18,036	9,920
TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,866
TOTAL PREFERRED STOCKS (Cost $113,604)		124,953
Floating Rate Loans - 3.4%
	Principal Amount (000s)
Aerospace - 0.0%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 12.36% 2/21/14 (i)	$ 250	243
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 10.36% 5/11/15 pay-in-kind (i)	130	122
		365
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Air Transportation - 0.0%
Delta Air Lines, Inc. Tranche 2LN, term loan 8.605% 4/30/14 (i)	$ 1,100	$ 1,067
Automotive - 1.0%
AM General LLC term loan 10.36% 4/17/12 (i)	7,670	7,478
Delphi Corp. term loan 8.125% 12/31/07 (i)	3,920	3,842
Ford Motor Co. term loan 8.36% 12/15/13 (i)	20,776	19,633
		30,953
Building Materials - 0.1%
Masonite International Corp. term loan 7.36% 4/5/13 (i)	2,551	2,347
Cable TV - 0.2%
Univision Communications, Inc.:
Tranche 1LN, term loan 7.61% 9/29/14 (i)	7,200	6,588
Tranche DD 1LN, term loan 0% 9/29/14 (i)(k)	230	211
		6,799
Diversified Media - 0.0%
Advanstar, Inc. Tranche 2LN, term loan 10.36% 11/30/14 (i)	710	689
Energy - 1.2%
Antero Resources Corp. Tranche 2LN, term loan 9.86% 4/12/14 (i)	7,670	7,517
Forest Alaska Operating LLC term loan 11.82% 12/8/11 (i)	20,890	20,890
Sandridge Energy, Inc. term loan 8.625% 4/1/15	7,950	7,910
Venoco, Inc. Tranche 2LN, term loan 9.36% 5/7/14 (i)	760	714
		37,031
Paper - 0.3%
White Birch Paper Co. Tranche 2LN, term loan 10.17% 11/8/14 (i)	8,620	7,586
Services - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.375% 2/7/15 (i)	1,175	1,128
Technology - 0.4%
Advanced Micro Devices, Inc. term loan 7.36% 12/31/13 (i)	6,349	5,968
Freescale Semiconductor, Inc. term loan 7.11% 12/1/13 (i)	7,360	6,771
		12,739
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 0.2%
Paetec Communications, Inc. Tranche B, term loan 7.82% 2/28/13 (i)	$ 549	$ 527
Wind Telecomunicazioni SpA term loan 12.61% 12/12/11 pay-in-kind (i)	6,407	6,378
		6,905
TOTAL FLOATING RATE LOANS (Cost $111,058)		107,609
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 5.38% (b)	29,452,883	29,453
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	12,417,725	12,418
TOTAL MONEY MARKET FUNDS (Cost $41,871)		41,871
Cash Equivalents - 0.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.09%, dated 7/31/07 due 8/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $29,135)	$ 29,139	29,135
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $3,147,358)		3,125,268
NET OTHER ASSETS - 0.4%		12,185
NET ASSETS - 100%		$ 3,137,453
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $601,398,000 or 19.2% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,621,000 or 2.0% of net assets.

(k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $65,000 and $59,000, respectively. The coupon rate will be determined at time of settlement.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
EXCO Resources, Inc.: Series A1, 11.00%	3/28/07	$ 21,730
Series A1, 7.00%	3/28/07	$ 5,270
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/14/07	$ 10,783
One Communications	11/18/04 - 6/29/06	$ 4,418
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Viasystems Group, Inc.	2/13/04	$ 20,664
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$29,135,000 due 8/01/07 at 5.09%
Banc of America Securities LLC	$ 5,231
Merrill Lynch Government Securities, Inc.	23,904
$ 29,135
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,125
Fidelity Securities Lending Cash Central Fund	178
Total	$ 7,303
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Revlon, Inc. Class A (sub. vtg.)	$ 44,476	$ 8,104	$ -	$ -	$ 42,393
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,132,986,000. Net unrealized depreciation aggregated $7,718,000, of which $207,412,000 related to appreciated investment securities and $215,130,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

1.804861.103

AHI-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.8%
	Principal Amount	Value
Convertible Bonds - 0.1%
Energy - 0.1%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 477,000	$ 505,906
Nonconvertible Bonds - 79.7%
Aerospace - 0.7%
Bombardier, Inc. 7.45% 5/1/34 (e)	1,570,000	1,444,400
L-3 Communications Corp. 7.625% 6/15/12	1,770,000	1,774,425
		3,218,825
Air Transportation - 2.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	3,100,000	3,022,500
7.324% 4/15/11	960,000	943,200
8.608% 10/1/12	200,000	202,000
AMR Corp. 9% 8/1/12	775,000	775,000
Continental Airlines, Inc. 7.339% 4/19/14	420,000	399,000
Continental Airlines, Inc.:
7.875% 7/2/18	192,014	190,094
9.558% 9/1/19	230,216	242,303
Continental Airlines, Inc. pass thru trust certificates:
8.312% 10/2/12	115,174	111,143
8.388% 5/1/22	217,700	217,700
9.798% 4/1/21	3,425,452	3,673,797
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	1,320,000	1,227,600
		11,004,337
Automotive - 4.2%
ArvinMeritor, Inc. 8.125% 9/15/15	580,000	522,000
Ford Motor Co.:
7.45% 7/16/31	375,000	288,750
9.98% 2/15/47	540,000	477,900
Ford Motor Credit Co. LLC:
7% 10/1/13	1,995,000	1,765,575
7.8% 6/1/12	1,150,000	1,092,500
8% 12/15/16	1,665,000	1,531,800
8.11% 1/13/12 (f)	2,130,000	2,023,500
10.61% 6/15/11 (f)	2,608,000	2,660,160
General Motors Acceptance Corp.:
6.75% 12/1/14	1,865,000	1,631,875
6.875% 9/15/11	770,000	704,550
8% 11/1/31	2,020,000	1,898,800
General Motors Corp. 8.375% 7/15/33	1,630,000	1,352,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
GMAC LLC:
6% 12/15/11	$ 1,050,000	$ 950,250
6.625% 5/15/12	3,590,000	3,266,900
		20,167,460
Broadcasting - 0.4%
Nexstar Broadcasting, Inc. 7% 1/15/14	1,355,000	1,300,800
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (c)	710,000	695,800
		1,996,600
Building Materials - 0.3%
Anixter International, Inc. 5.95% 3/1/15	620,000	545,600
Belden, Inc. 7% 3/15/17 (e)	830,000	805,100
		1,350,700
Cable TV - 2.9%
Cablevision Systems Corp.:
8% 4/15/12	535,000	501,563
9.82% 4/1/09 (f)	1,030,000	1,032,575
Charter Communications Holdings I LLC:
9.92% 4/1/14	1,920,000	1,670,400
11.125% 1/15/14	1,005,000	964,800
12.125% 1/15/15 (d)	1,105,000	1,044,225
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	665,000	666,663
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	1,370,000	1,239,850
EchoStar Communications Corp.:
6.375% 10/1/11	240,000	228,000
6.625% 10/1/14	510,000	462,825
7% 10/1/13	930,000	885,825
Kabel Deutschland GmbH 10.625% 7/1/14	1,265,000	1,328,250
NTL Cable PLC 9.125% 8/15/16	925,000	952,750
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (e)	3,105,000	2,856,600
		13,834,326
Capital Goods - 0.8%
Leucadia National Corp.:
7% 8/15/13	175,000	168,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Leucadia National Corp.: - continued
7.125% 3/15/17 (e)	$ 3,080,000	$ 2,926,000
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,045,000	982,300
		4,077,175
Chemicals - 3.8%
Chemtura Corp. 6.875% 6/1/16	1,385,000	1,281,125
Equistar Chemicals LP 7.55% 2/15/26	540,000	472,500
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	430,000	442,900
10.125% 9/1/08	210,000	216,300
Lyondell Chemical Co.:
6.875% 6/15/17	2,890,000	3,056,175
8% 9/15/14	1,150,000	1,242,000
8.25% 9/15/16	1,150,000	1,259,250
Momentive Performance Materials, Inc. 9.75% 12/1/14 (e)	3,505,000	3,329,750
Nalco Co.:
7.75% 11/15/11	1,155,000	1,137,675
8.875% 11/15/13	110,000	108,900
Nell AF Sarl 8.375% 8/15/15 (e)	800,000	700,000
NOVA Chemicals Corp. 8.4838% 11/15/13 (f)	865,000	839,050
Phibro Animal Health Corp.:
10% 8/1/13 (e)	960,000	940,800
13% 8/1/14 (e)	1,820,000	1,801,800
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	1,465,000	1,468,663
		18,296,888
Consumer Products - 0.1%
Jostens Holding Corp. 0% 12/1/13 (c)	680,000	608,600
Containers - 0.7%
BWAY Corp. 10% 10/15/10	1,855,000	1,892,100
Greif, Inc. 6.75% 2/1/17	1,530,000	1,407,600
		3,299,700
Diversified Financial Services - 0.5%
E*TRADE Financial Corp.:
7.375% 9/15/13	515,000	517,575
7.875% 12/1/15	660,000	660,000
NSG Holdings II, LLC 7.75% 12/15/25 (e)	1,410,000	1,360,650
		2,538,225
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - 1.6%
Affinion Group, Inc. 11.5% 10/15/15	$ 1,285,000	$ 1,288,213
LBI Media Holdings, Inc. 0% 10/15/13 (c)	1,240,000	1,128,400
LBI Media, Inc. 10.125% 7/15/12	1,020,000	1,071,000
Liberty Media Corp. 8.25% 2/1/30	250,000	238,357
Nielsen Finance LLC/Co.:
0% 8/1/16 (c)(e)	1,920,000	1,267,200
10% 8/1/14 (e)	885,000	898,275
Quebecor Media, Inc. 7.75% 3/15/16	2,040,000	1,907,400
		7,798,845
Electric Utilities - 2.2%
AES Corp. 9.375% 9/15/10	730,000	748,250
AES Gener SA 7.5% 3/25/14	370,000	374,625
Aquila, Inc. 14.875% 7/1/12	885,000	1,101,825
Intergen NV 9% 6/30/17 (e)	1,650,000	1,617,000
NRG Energy, Inc.:
7.25% 2/1/14	430,000	413,875
7.375% 2/1/16	645,000	620,813
7.375% 1/15/17	430,000	417,100
Reliant Energy, Inc.:
7.625% 6/15/14	1,505,000	1,429,750
7.875% 6/15/17	1,130,000	1,073,500
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,245,252	1,220,347
Utilicorp Canada Finance Corp. 7.75% 6/15/11	1,550,000	1,635,250
Utilicorp United, Inc. 9.95% 2/1/11 (f)	29,000	30,450
		10,682,785
Energy - 8.7%
Atlas Pipeline Partners LP 8.125% 12/15/15	1,440,000	1,411,200
Chaparral Energy, Inc.:
8.5% 12/1/15	1,010,000	909,000
8.875% 2/1/17 (e)	660,000	597,300
Chesapeake Energy Corp.:
6.5% 8/15/17	1,945,000	1,796,694
6.875% 1/15/16	1,390,000	1,320,500
7.625% 7/15/13	1,850,000	1,854,625
7.75% 1/15/15	1,225,000	1,221,938
Complete Production Services, Inc. 8% 12/15/16	1,540,000	1,463,000
Energy Partners Ltd.:
9.75% 4/15/14 (e)	990,000	920,700
10.48% 4/15/13 (e)(f)	1,090,000	1,073,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Forest Oil Corp.:
7.25% 6/15/19 (e)	$ 1,905,000	$ 1,766,888
7.75% 5/1/14	540,000	529,200
8% 12/15/11	540,000	542,700
Hanover Compressor Co.:
8.625% 12/15/10	630,000	658,350
9% 6/1/14	685,000	736,375
Hanover Equipment Trust 8.75% 9/1/11	245,000	252,963
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (e)	2,120,000	1,976,900
9% 6/1/16 (e)	1,630,000	1,613,700
OPTI Canada, Inc.:
7.875% 12/15/14 (e)	1,660,000	1,637,258
8.25% 12/15/14 (e)	1,595,000	1,555,125
Pan American Energy LLC 7.75% 2/9/12 (e)	1,400,000	1,372,000
Parker Drilling Co.:
9.625% 10/1/13	880,000	932,800
10.11% 9/1/10 (f)	1,099,000	1,104,495
Petrohawk Energy Corp. 9.125% 7/15/13	2,405,000	2,498,314
Pioneer Natural Resources Co. 6.65% 3/15/17	860,000	769,700
Plains Exploration & Production Co. 7% 3/15/17	1,530,000	1,365,525
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,600,000	1,488,000
7.375% 7/15/13	2,515,000	2,489,850
Seitel, Inc. 9.75% 2/15/14 (e)	1,620,000	1,494,450
Tesoro Corp. 6.5% 6/1/17 (e)	2,170,000	2,056,075
W&T Offshore, Inc. 8.25% 6/15/14 (e)	1,730,000	1,634,850
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	1,060,000	1,021,575
		42,065,700
Entertainment/Film - 0.3%
AMC Entertainment, Inc. 8% 3/1/14	1,790,000	1,628,900
Environmental - 0.6%
Allied Waste North America, Inc.:
6.875% 6/1/17	1,745,000	1,622,850
7.125% 5/15/16	1,265,000	1,190,681
Browning-Ferris Industries, Inc. 7.4% 9/15/35	220,000	193,600
		3,007,131
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food and Drug Retail - 1.2%
Albertsons, Inc.:
7.45% 8/1/29	$ 855,000	$ 764,289
7.75% 6/15/26	980,000	872,200
8% 5/1/31	630,000	584,348
Rite Aid Corp. 7.5% 3/1/17	3,250,000	2,876,250
SUPERVALU, Inc. 7.5% 11/15/14	890,000	863,300
		5,960,387
Food/Beverage/Tobacco - 1.2%
Dean Foods Co. 6.9% 10/15/17	585,000	526,500
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,110,000	1,126,650
Pierre Foods, Inc. 9.875% 7/15/12	1,235,000	1,210,300
Reynolds American, Inc. 7.3% 7/15/15	1,460,000	1,492,850
Smithfield Foods, Inc. 7.75% 7/1/17	1,230,000	1,171,575
		5,527,875
Gaming - 6.1%
Chukchansi Economic Development Authority:
8% 11/15/13 (e)	795,000	781,088
8.8588% 11/15/12 (e)(f)	360,000	358,200
Mandalay Resort Group 9.375% 2/15/10	2,365,000	2,418,213
MGM Mirage, Inc.:
6.625% 7/15/15	1,235,000	1,126,938
6.75% 9/1/12	3,010,000	2,799,300
6.875% 4/1/16	1,460,000	1,295,750
7.625% 1/15/17	3,585,000	3,334,050
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	640,000	596,800
6.375% 7/15/09	580,000	566,950
7.125% 8/15/14	585,000	561,600
Park Place Entertainment Corp. 7% 4/15/13	2,160,000	2,214,000
Scientific Games Corp. 6.25% 12/15/12	925,000	881,063
Seminole Hard Rock Entertainment, Inc. 7.86% 3/15/14 (e)(f)	575,000	572,125
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,450,000	1,428,250
7.25% 5/1/12	2,135,000	2,102,975
Snoqualmie Entertainment Authority:
9.125% 2/1/15 (e)	730,000	719,050
9.1488% 2/1/14 (e)(f)	920,000	909,420
Station Casinos, Inc. 6.875% 3/1/16	1,155,000	958,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)	$ 590,000	$ 436,600
9% 1/15/12	1,380,000	1,359,300
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,305,000	2,281,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	2,010,000	1,869,300
		29,571,572
Healthcare - 5.3%
Community Health Systems, Inc. 8.875% 7/15/15 (e)	2,470,000	2,408,250
FMC Finance III SA 6.875% 7/15/17 (e)	2,200,000	2,112,000
HCA, Inc.:
6.5% 2/15/16	1,000,000	775,000
9.125% 11/15/14 (e)	1,535,000	1,519,650
9.25% 11/15/16 (e)	290,000	287,100
9.625% 11/15/16 pay-in-kind (e)	1,480,000	1,468,900
HealthSouth Corp. 10.75% 6/15/16	1,080,000	1,080,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,385,000	1,315,750
Multiplan, Inc. 10.375% 4/15/16 (e)	935,000	916,300
Omega Healthcare Investors, Inc.:
7% 4/1/14	2,840,000	2,683,800
7% 1/15/16	1,635,000	1,524,638
Rural/Metro Corp. 9.875% 3/15/15	515,000	489,250
Service Corp. International:
6.75% 4/1/15 (e)	845,000	777,400
7.5% 4/1/27 (e)	1,530,000	1,361,700
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	1,550,000	1,677,875
United Surgical Partners International, Inc.:
8.875% 5/1/17 (e)	590,000	563,450
9.25% 5/1/17 pay-in-kind (e)	760,000	725,800
US Oncology Holdings, Inc. 9.7969% 3/15/12 pay-in-kind (e)(f)	1,670,000	1,586,500
Ventas Realty LP:
6.5% 6/1/16	945,000	872,944
6.625% 10/15/14	650,000	614,250
Viant Holdings, Inc. 10.125% 7/15/17 (e)	928,000	867,680
		25,628,237
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - 2.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	$ 825,000	$ 754,875
7.125% 2/15/13 (e)	1,085,000	1,009,050
8.125% 6/1/12	2,920,000	2,803,200
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	785,000	628,000
8.875% 4/1/12	910,000	737,100
KB Home:
5.875% 1/15/15	765,000	612,000
7.75% 2/1/10	2,095,000	2,026,913
Realogy Corp.:
10.5% 4/15/14 (e)	230,000	204,700
11% 4/15/14 pay-in-kind (e)	465,000	390,600
12.375% 4/15/15 (e)	230,000	184,000
TOUSA, Inc.:
7.5% 3/15/11	260,000	132,600
7.5% 1/15/15	770,000	361,900
10.375% 7/1/12	245,000	139,650
		9,984,588
Hotels - 0.7%
Grupo Posadas SA de CV 8.75% 10/4/11 (e)	1,020,000	1,040,400
Host Marriott LP 7.125% 11/1/13	2,415,000	2,354,625
		3,395,025
Insurance - 0.6%
UnumProvident Corp. 7.375% 6/15/32	660,000	667,377
USI Holdings Corp.:
9.23% 11/15/14 (e)(f)	1,660,000	1,560,400
9.75% 5/15/15 (e)	505,000	462,075
		2,689,852
Leisure - 2.4%
NCL Corp. Ltd. 10.625% 7/15/14	2,160,000	1,944,000
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	515,000	495,782
7.25% 6/15/16	590,000	557,550
7.5% 10/15/27	1,680,000	1,499,400
Six Flags, Inc.:
9.625% 6/1/14	845,000	642,200
9.75% 4/15/13	805,000	627,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	$ 708,000	$ 651,360
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,660,000	2,789,675
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	225,000	220,500
10.1063% 5/1/10 (f)	2,180,000	2,169,100
		11,597,467
Metals/Mining - 4.3%
Arch Western Finance LLC 6.75% 7/1/13	2,260,000	2,062,250
Compass Minerals International, Inc.:
0% 12/15/12 (c)	865,000	873,650
0% 6/1/13 (c)	1,620,000	1,615,950
Drummond Co., Inc. 7.375% 2/15/16 (e)	2,735,000	2,475,175
FMG Finance Property Ltd.:
9.36% 9/1/11 (e)(f)	995,000	1,029,825
10% 9/1/13 (e)	575,000	615,250
10.625% 9/1/16 (e)	935,000	1,061,225
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	540,000	557,550
8.375% 4/1/17	565,000	590,425
Massey Energy Co. 6.875% 12/15/13	2,880,000	2,520,000
Noranda Aluminium Acquisition Corp. 9.36% 5/15/15 pay-in-kind (e)(f)	1,165,000	1,077,625
Peabody Energy Corp.:
7.375% 11/1/16	1,000,000	970,000
7.875% 11/1/26	1,005,000	959,775
PNA Group, Inc. 10.75% 9/1/16 (e)	1,670,000	1,736,800
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (e)(f)	540,000	534,600
Vedanta Resources PLC 6.625% 2/22/10 (e)	2,055,000	2,024,175
		20,704,275
Paper - 1.7%
Catalyst Paper Corp. 8.625% 6/15/11	1,060,000	964,600
Georgia-Pacific Corp.:
7% 1/15/15 (e)	3,320,000	3,079,300
8% 1/15/24	630,000	573,300
8.875% 5/15/31	1,255,000	1,192,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	$ 1,050,000	$ 966,000
Stone Container Finance Co. 7.375% 7/15/14	1,745,000	1,622,850
		8,398,300
Publishing/Printing - 1.2%
Scholastic Corp. 5% 4/15/13	1,035,000	913,388
The Reader's Digest Association, Inc. 9% 2/15/17 (e)	1,245,000	1,058,250
TL Acquisitions, Inc.:
0% 7/15/15 (c)(e)	760,000	554,800
10.5% 1/15/15 (e)	1,820,000	1,688,050
Valassis Communications, Inc. 8.25% 3/1/15 (e)	1,590,000	1,359,450
		5,573,938
Railroad - 0.2%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,100,000	1,089,000
Restaurants - 1.3%
Carrols Corp. 9% 1/15/13	2,035,000	1,996,844
Friendly Ice Cream Corp. 8.375% 6/15/12	2,070,000	2,163,150
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	2,305,000	2,235,850
		6,395,844
Services - 3.5%
Aramark Corp.:
8.5% 2/1/15 (e)	910,000	828,100
8.8563% 2/1/15 (e)(f)	380,000	348,650
Ashtead Capital, Inc. 9% 8/15/16 (e)	1,200,000	1,182,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	1,065,000	1,014,413
7.75% 5/15/16	1,760,000	1,685,200
7.86% 5/15/14 (f)	120,000	114,300
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16	1,320,000	1,306,800
FTI Consulting, Inc.:
7.625% 6/15/13	2,425,000	2,328,000
7.75% 10/1/16	595,000	577,150
Hertz Corp.:
8.875% 1/1/14	485,000	485,000
10.5% 1/1/16	845,000	874,575
Iron Mountain, Inc.:
6.625% 1/1/16	600,000	522,000
7.75% 1/15/15	685,000	633,625
8.25% 7/1/11	735,000	728,569
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Iron Mountain, Inc.: - continued
8.625% 4/1/13	$ 1,110,000	$ 1,093,350
Penhall International Corp. 12% 8/1/14 (e)	1,040,000	1,076,400
Rental Service Corp. 9.5% 12/1/14 (e)	1,070,000	1,037,900
Rural/Metro Corp. 0% 3/15/16 (c)	1,305,000	965,700
		16,801,732
Shipping - 1.8%
Britannia Bulk PLC 11% 12/1/11	1,215,000	1,215,000
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (e)	1,825,000	1,770,250
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	4,064,913
Teekay Corp. 8.875% 7/15/11	1,460,000	1,474,600
		8,524,763
Specialty Retailing - 0.3%
VWR Funding, Inc. 10.25% 7/15/15 (e)	1,750,000	1,640,625
Steels - 1.0%
RathGibson, Inc. 11.25% 2/15/14	1,710,000	1,727,100
Steel Dynamics, Inc. 6.75% 4/1/15 (e)	3,060,000	2,876,400
		4,603,500
Super Retail - 1.6%
Michaels Stores, Inc.:
10% 11/1/14 (e)	1,940,000	1,872,100
11.375% 11/1/16 (e)	760,000	725,800
NBC Acquisition Corp. 0% 3/15/13 (c)	1,980,000	1,762,200
Nebraska Book Co., Inc. 8.625% 3/15/12	1,645,000	1,562,750
Toys 'R' US, Inc. 7.625% 8/1/11	1,800,000	1,570,500
		7,493,350
Technology - 4.7%
Advanced Micro Devices, Inc. 7.75% 11/1/12	215,000	188,663
Celestica, Inc. 7.875% 7/1/11	1,140,000	1,063,050
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (e)	1,895,000	1,724,450
9.125% 12/15/14 pay-in-kind (e)	1,425,000	1,250,438
9.235% 12/15/14 (e)(f)	1,515,000	1,386,225
10.125% 12/15/16 (e)	2,030,000	1,771,175
Hynix Semiconductor, Inc. 7.875% 6/27/17 (e)	660,000	628,650
Lucent Technologies, Inc.:
6.45% 3/15/29	2,625,000	2,218,125
6.5% 1/15/28	1,065,000	891,938
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Nortel Networks Corp.:
9.61% 7/15/11 (e)(f)	$ 1,335,000	$ 1,355,025
10.125% 7/15/13 (e)	1,520,000	1,554,200
NXP BV:
7.875% 10/15/14	2,050,000	1,845,000
8.11% 10/15/13 (f)	1,485,000	1,366,200
9.5% 10/15/15	1,630,000	1,385,500
STATS ChipPAC Ltd. 7.5% 7/19/10	345,000	350,175
Windstream Corp. 8.125% 8/1/13	355,000	356,775
Xerox Capital Trust I 8% 2/1/27	3,445,000	3,393,325
		22,728,914
Telecommunications - 7.6%
Cincinnati Bell, Inc. 8.375% 1/15/14	825,000	769,313
Digicel Group Ltd.:
8.875% 1/15/15 (e)	1,540,000	1,412,950
9.125% 1/15/15 pay-in-kind (e)	695,362	637,995
Digicel Ltd. 9.25% 9/1/12 (e)	2,360,000	2,360,000
Intelsat Ltd.:
6.5% 11/1/13	2,940,000	2,131,500
7.625% 4/15/12	2,090,000	1,682,450
9.25% 6/15/16	2,360,000	2,371,800
11.25% 6/15/16	2,305,000	2,397,200
Level 3 Financing, Inc.:
8.75% 2/15/17 (e)	575,000	529,000
9.15% 2/15/15 (e)(f)	1,865,000	1,764,756
9.25% 11/1/14	4,960,000	4,730,587
12.25% 3/15/13	1,750,000	1,929,375
MetroPCS Wireless, Inc.:
9.25% 11/1/14 (e)	960,000	945,600
9.25% 11/1/14 (e)	1,720,000	1,694,200
Mobile Telesystems Finance SA 8% 1/28/12 (e)	1,301,000	1,318,889
Orascom Telecom Finance SCA 7.875% 2/8/14 (e)	1,370,000	1,236,543
PanAmSat Corp. 9% 8/15/14	729,000	736,290
Qwest Corp.:
6.5% 6/1/17 (e)	505,000	479,750
8.61% 6/15/13 (f)	3,080,000	3,203,200
Rural Cellular Corp. 8.36% 6/1/13 (e)(f)	1,150,000	1,167,250
U.S. West Communications:
6.875% 9/15/33	1,005,000	874,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications: - continued
7.5% 6/15/23	$ 1,040,000	$ 962,000
Windstream Corp. 8.625% 8/1/16	1,010,000	1,027,675
		36,362,673
Textiles & Apparel - 0.8%
Hanesbrands, Inc. 8.735% 12/15/14 (e)(f)	1,025,000	1,009,625
Levi Strauss & Co. 8.875% 4/1/16	2,870,000	2,798,250
		3,807,875
TOTAL NONCONVERTIBLE BONDS		384,055,989
TOTAL CORPORATE BONDS (Cost $399,950,596)		384,561,895
Preferred Stocks - 0.7%
	Shares
Convertible Preferred Stocks - 0.3%
Electric Utilities - 0.1%
AES Trust III 6.75%	11,600	543,692
Energy - 0.2%
El Paso Corp. 4.99%	640	910,838
TOTAL CONVERTIBLE PREFERRED STOCKS		1,454,530
Nonconvertible Preferred Stocks - 0.4%
Telecommunications - 0.4%
Rural Cellular Corp. 12.25% pay-in-kind	1,426	1,768,240
TOTAL PREFERRED STOCKS (Cost $3,106,014)		3,222,770
Floating Rate Loans - 8.0%
	Principal Amount
Automotive - 1.0%
Federal-Mogul Corp. term loan 7.07% 12/31/07 (f)	$ 1,170,000	1,146,600
Ford Motor Co. term loan 8.36% 12/15/13 (f)	2,906,900	2,747,021
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - continued
Navistar International Corp.:
term loan 8.61% 1/19/12 (f)	$ 726,000	$ 700,590
Credit-Linked Deposit 8.5908% 1/19/12 (f)	264,000	254,760
		4,848,971
Cable TV - 1.5%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.36% 3/6/14 (f)	1,515,000	1,439,250
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/29/13 (f)	2,537,875	2,398,292
Insight Midwest Holdings LLC Tranche B, term loan 7.36% 4/6/14 (f)	1,800,000	1,728,000
Univision Communications, Inc.:
Tranche 1LN, term loan 7.61% 9/29/14 (f)	1,522,148	1,392,765
Tranche DD 1LN, term loan 9/29/14 (g)	97,852	89,535
		7,047,842
Capital Goods - 0.3%
Dresser, Inc.:
Tranche 2LN, term loan 11.11% 5/4/15 pay-in-kind (f)	1,240,000	1,165,600
Tranche B 1LN, term loan 7.86% 5/4/14 (f)	170,000	161,500
		1,327,100
Diversified Financial Services - 0.2%
LPL Investment Holdings, Inc. Tranche D, term loan 7.36% 6/28/13 (f)	1,320,211	1,267,403
Electric Utilities - 0.0%
NRG Energy, Inc. term loan 6/8/14 (g)	211,461	203,002
Energy - 1.5%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.35% 3/30/12 (f)	250,608	240,583
term loan 8.36% 3/30/14 (f)	1,909,392	1,833,017
Kinder Morgan, Inc. Tranche B, term loan 6.82% 5/30/14 (f)	2,853,636	2,718,089
Petroleum Geo-Services ASA term loan 7.11% 6/29/15 (f)	1,200,000	1,146,000
Sandridge Energy, Inc. term loan:
8.625% 4/1/15	1,350,000	1,343,250
8.985% 4/1/14 (f)	250,000	247,500
		7,528,439
Entertainment/Film - 0.3%
Zuffa LLC term loan 7.375% 6/19/15 (f)	1,780,000	1,602,000
Floating Rate Loans - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. Tranche B, term loan 7.57% 6/30/10 (f)	$ 324,286	$ 316,989
Healthcare - 0.6%
Community Health Systems, Inc.:
term loan 7.57% 7/25/14 (f)	2,054,501	1,931,231
Tranche DD, term loan 7/25/14 (g)	135,499	127,369
Stiefel Laboratories, Inc. term loan 10.36% 6/28/14 (f)	830,000	821,700
		2,880,300
Paper - 0.4%
Georgia-Pacific Corp. Tranche B1, term loan 7.11% 12/23/12 (f)	2,012,268	1,891,532
Services - 0.8%
Adesa, Inc. term loan 7.61% 10/20/13 (f)	2,220,000	2,036,850
NES Rentals Holdings, Inc. Tranche 2, term loan 12.125% 7/20/13 (f)	163,943	162,303
Penhall International Corp. term loan 12.8238% 4/1/12 (f)	800,000	812,000
RSC Equipment Rental Tranche 2LN, term loan 8.86% 11/30/13 (f)	859,508	816,533
		3,827,686
Technology - 0.6%
Advanced Micro Devices, Inc. term loan 7.36% 12/31/13 (f)	570,000	535,800
Kronos, Inc.:
Tranche 1LN, term loan 7.61% 6/11/14 (f)	1,300,000	1,209,000
Tranche 2LN, term loan 11.11% 6/11/15 (f)	1,250,000	1,162,500
		2,907,300
Telecommunications - 0.5%
Digicel International Finance Ltd. term loan 7.875% 3/30/12 (f)	1,410,000	1,388,850
Level 3 Communications, Inc. term loan 7.61% 3/13/14 (f)	940,000	883,600
		2,272,450
Textiles & Apparel - 0.2%
Levi Strauss & Co. term loan 7.57% 4/4/14 (f)	880,000	809,600
TOTAL FLOATING RATE LOANS (Cost $40,746,577)		38,730,614
Money Market Funds - 8.1%
	Shares	Value
Fidelity Cash Central Fund, 5.38% (b) (Cost $38,835,877)	38,835,877	$ 38,835,877
Cash Equivalents - 0.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.09%, dated 7/31/07 due 8/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $3,911,000)	$ 3,911,553	3,911,000
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $486,550,064)		469,262,156
NET OTHER ASSETS - 2.6%		12,358,355
NET ASSETS - 100%		$ 481,620,511
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $117,532,127 or 24.4% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $444,812 and $419,906, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,911,000 due 8/01/07 at 5.09%
Banc of America Securities LLC	$ 702,161
Merrill Lynch Government Securities, Inc.	3,208,839
$ 3,911,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 767,828
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $486,060,848. Net unrealized depreciation aggregated $16,798,692, of which $3,658,474 related to appreciated investment securities and $20,457,166 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

1.804833.103

FAV-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 0.3%
Gentex Corp.	19,151	$ 378,041
The Goodyear Tire & Rubber Co. (a)	3,400	97,648
		475,689
Automobiles - 1.1%
Ford Motor Co.	13,600	115,736
Monaco Coach Corp.	3,130	43,664
Nissan Motor Co. Ltd.	22,702	241,890
Renault SA	7,955	1,165,372
Winnebago Industries, Inc. (d)	19,102	515,372
		2,082,034
Diversified Consumer Services - 0.4%
H&R Block, Inc.	30,100	600,495
Service Corp. International	14,100	170,892
		771,387
Hotels, Restaurants & Leisure - 2.4%
Aristocrat Leisure Ltd.	17,047	198,288
Brinker International, Inc.	28,630	771,292
Carnival Corp. unit	24,600	1,090,026
Rare Hospitality International, Inc. (a)	17,883	478,549
Royal Caribbean Cruises Ltd.	37,660	1,451,040
WMS Industries, Inc. (a)	18,000	469,620
		4,458,815
Household Durables - 3.0%
Beazer Homes USA, Inc.	1,300	18,187
Black & Decker Corp.	11,290	977,375
Ethan Allen Interiors, Inc.	16,400	560,224
La-Z-Boy, Inc.	13,900	139,139
Leggett & Platt, Inc.	48,700	1,009,551
Samson Holding Ltd.	9,000	4,028
Sealy Corp., Inc. (d)	30,700	465,412
The Stanley Works	26,960	1,491,697
Whirlpool Corp.	9,200	939,412
		5,605,025
Leisure Equipment & Products - 2.0%
Brunswick Corp.	43,230	1,208,711
Eastman Kodak Co. (d)	66,020	1,667,005
Polaris Industries, Inc. (d)	16,000	789,760
		3,665,476
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 3.3%
Cinemark Holdings, Inc.	15,300	$ 250,155
E.W. Scripps Co. Class A	22,758	932,395
Gannett Co., Inc.	19,800	988,020
GateHouse Media, Inc.	3,100	52,669
Getty Images, Inc. (a)	23,147	1,039,995
Grupo Televisa SA de CV (CPO) sponsored ADR	3,600	90,900
Live Nation, Inc. (a)	14,762	293,173
Martha Stewart Living Omnimedia, Inc. Class A (d)	6,765	91,395
Omnicom Group, Inc.	11,600	601,692
R.H. Donnelley Corp. (a)	14,500	906,685
Regal Entertainment Group Class A	23,300	498,387
The McClatchy Co. Class A	7,000	170,940
Time Warner, Inc.	1,800	34,668
Valassis Communications, Inc. (a)	12,220	145,051
		6,096,125
Multiline Retail - 0.9%
Family Dollar Stores, Inc.	33,400	989,308
Retail Ventures, Inc. (a)	13,980	182,020
Sears Holdings Corp. (a)	2,800	383,012
Tuesday Morning Corp.	8,020	93,513
		1,647,853
Specialty Retail - 3.9%
AnnTaylor Stores Corp. (a)	4,900	153,958
AutoNation, Inc. (a)	6,402	124,711
AutoZone, Inc. (a)	1,700	215,577
Best Buy Co., Inc.	9,500	423,605
Circuit City Stores, Inc.	39,203	466,516
Gap, Inc. (d)	51,700	889,240
Group 1 Automotive, Inc.	9,953	373,437
OfficeMax, Inc.	30,500	1,002,840
PETsMART, Inc.	32,500	1,050,725
Select Comfort Corp. (a)(d)	14,848	236,677
Staples, Inc.	10,157	233,814
Tiffany & Co., Inc.	20,800	1,003,600
Williams-Sonoma, Inc. (d)	35,300	1,086,887
		7,261,587
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc. (d)	41,704	$ 1,465,479
TOTAL CONSUMER DISCRETIONARY		33,529,470
CONSUMER STAPLES - 4.7%
Beverages - 0.4%
Cott Corp. (a)	29,400	361,609
SABMiller PLC	13,900	359,450
		721,059
Food & Staples Retailing - 1.1%
Rite Aid Corp. (a)	84,600	466,146
Sysco Corp.	43,700	1,393,156
Winn-Dixie Stores, Inc. (a)(d)	9,757	260,609
		2,119,911
Food Products - 1.5%
Bunge Ltd.	9,800	887,978
Chiquita Brands International, Inc.	9,373	164,590
Leroy Seafood Group ASA (d)	8,500	202,700
Marine Harvest ASA (a)	134,000	169,431
Ralcorp Holdings, Inc. (a)	10,607	551,140
Tyson Foods, Inc. Class A	37,200	792,360
		2,768,199
Household Products - 0.2%
Central Garden & Pet Co.	8,000	100,640
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,863	84,003
Colgate-Palmolive Co.	4,050	267,300
		451,943
Personal Products - 1.0%
Avon Products, Inc.	49,900	1,796,899
Prestige Brands Holdings, Inc. (a)	5,005	62,613
		1,859,512
Tobacco - 0.5%
Altria Group, Inc.	9,900	658,053
British American Tobacco PLC	6,630	214,679
		872,732
TOTAL CONSUMER STAPLES		8,793,356
Common Stocks - continued
	Shares	Value
ENERGY - 10.7%
Energy Equipment & Services - 6.8%
Baker Hughes, Inc.	9,800	$ 774,690
Cameron International Corp. (a)	14,700	1,146,600
ENSCO International, Inc.	7,970	486,728
FMC Technologies, Inc. (a)	15,230	1,393,850
GlobalSantaFe Corp.	7,700	552,167
Halliburton Co.	15,000	540,300
Hanover Compressor Co. (a)	22,300	531,409
Hornbeck Offshore Services, Inc. (a)	1,200	51,660
Key Energy Services, Inc. (a)	21,250	324,063
National Oilwell Varco, Inc. (a)	21,080	2,531,919
Noble Corp.	5,890	603,489
Oceaneering International, Inc. (a)	2,700	151,632
Smith International, Inc.	25,800	1,584,378
Subsea 7, Inc. (a)	1,500	35,964
Superior Energy Services, Inc. (a)	10,500	423,360
Transocean, Inc. (a)	6,002	644,915
Weatherford International Ltd. (a)	15,320	847,656
		12,624,780
Oil, Gas & Consumable Fuels - 3.9%
Arch Coal, Inc.	19,130	571,796
Cabot Oil & Gas Corp.	17,600	601,920
Canadian Natural Resources Ltd.	6,300	432,383
Cheniere Energy Partners LP	3,500	65,065
Copano Energy LLC	4,403	184,618
EOG Resources, Inc.	6,900	483,690
EXCO Resources, Inc. (a)	13,900	242,694
Foundation Coal Holdings, Inc.	20,800	724,880
International Coal Group, Inc. (a)	1,800	7,308
Noble Energy, Inc.	4,800	293,472
Suncor Energy, Inc.	7,500	678,143
Ultra Petroleum Corp. (a)	10,400	575,016
Valero Energy Corp.	21,080	1,412,571
Williams Companies, Inc.	26,100	841,725
		7,115,281
TOTAL ENERGY		19,740,061
FINANCIALS - 13.5%
Capital Markets - 1.1%
Ares Capital Corp.	15,361	239,478
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Bank New York Mellon Corp.	2,547	$ 108,375
Bear Stearns Companies, Inc.	3,300	400,026
Janus Capital Group, Inc.	3,300	99,198
Legg Mason, Inc.	7,400	666,000
State Street Corp.	3,200	214,496
TD Ameritrade Holding Corp. (a)(d)	17,852	302,591
		2,030,164
Commercial Banks - 1.7%
Appalachian Bancshares, Inc. (a)	1,200	19,668
Associated Banc-Corp.	3,491	100,331
Boston Private Financial Holdings, Inc.	6,105	155,616
Colonial Bancgroup, Inc.	5,000	109,050
Commerce Bancorp, Inc.	14,300	478,335
Popular, Inc. (d)	7,200	94,968
U.S. Bancorp, Delaware	4,400	131,780
UCBH Holdings, Inc.	15,334	252,091
UnionBanCal Corp.	8,246	455,674
Wachovia Corp.	16,750	790,768
Zions Bancorp	7,200	536,760
		3,125,041
Consumer Finance - 0.8%
Advance America Cash Advance Centers, Inc.	10,529	154,460
Capital One Financial Corp. (d)	15,400	1,089,704
Cash America International, Inc.	5,718	209,393
		1,453,557
Diversified Financial Services - 0.7%
Bank of America Corp.	19,668	932,657
JPMorgan Chase & Co.	8,800	387,288
Maiden Holdings Ltd. (a)(e)	6,800	68,000
		1,387,945
Insurance - 3.2%
AFLAC, Inc.	10,650	555,078
AMBAC Financial Group, Inc. (d)	10,360	695,674
Assurant, Inc.	1,600	81,152
Genworth Financial, Inc. Class A (non-vtg.)	6,300	192,276
Marsh & McLennan Companies, Inc.	34,069	938,601
MBIA, Inc.	16,590	930,699
MetLife, Inc.	5,160	310,735
Montpelier Re Holdings Ltd.	3,400	53,890
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
National Financial Partners Corp.	8,000	$ 370,880
Principal Financial Group, Inc.	600	33,834
Prudential Financial, Inc.	5,700	505,191
The Travelers Companies, Inc.	13,830	702,287
Willis Group Holdings Ltd.	13,400	543,906
		5,914,203
Real Estate Investment Trusts - 3.5%
Alexandria Real Estate Equities, Inc.	3,300	284,229
American Campus Communities, Inc.	2,870	73,329
American Financial Realty Trust (SBI)	23,100	202,587
Annaly Capital Management, Inc.	15,600	225,420
BRE Properties, Inc. Class A	7,000	353,710
Developers Diversified Realty Corp.	8,800	422,400
Duke Realty LP	17,590	575,017
Education Realty Trust, Inc.	7,100	93,365
General Growth Properties, Inc.	21,419	1,027,684
GMH Communities Trust	7,100	59,640
Health Care Property Investors, Inc.	17,900	487,596
Highwoods Properties, Inc. (SBI)	2,400	78,072
Kimco Realty Corp.	11,100	414,363
Public Storage	7,200	504,648
Senior Housing Properties Trust (SBI)	1,144	19,768
Simon Property Group, Inc.	4,200	363,426
UDR, Inc.	15,200	350,968
Vornado Realty Trust (d)	8,820	944,005
		6,480,227
Thrifts & Mortgage Finance - 2.5%
BankUnited Financial Corp. Class A	800	13,472
Countrywide Financial Corp.	21,860	615,796
Fannie Mae	23,440	1,402,650
Freddie Mac	20,970	1,200,952
Hudson City Bancorp, Inc.	39,000	476,580
New York Community Bancorp, Inc. (d)	15,600	253,188
People's United Financial, Inc.	18,660	300,799
Radian Group, Inc.	9,400	316,874
		4,580,311
TOTAL FINANCIALS		24,971,448
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.4%
Biotechnology - 0.7%
Amgen, Inc. (a)	11,620	$ 624,459
Cephalon, Inc. (a)	8,700	653,718
Molecular Insight Pharmaceuticals, Inc.	1,800	14,580
		1,292,757
Health Care Equipment & Supplies - 2.0%
American Medical Systems Holdings, Inc. (a)(d)	7,100	129,788
Baxter International, Inc.	29,264	1,539,286
Becton, Dickinson & Co.	12,070	921,665
C.R. Bard, Inc.	2,400	188,328
Covidien Ltd. (a)	15,387	630,098
Wright Medical Group, Inc. (a)	12,200	295,362
		3,704,527
Health Care Providers & Services - 3.3%
Brookdale Senior Living, Inc.	8,400	336,084
Community Health Systems, Inc. (a)	27,210	1,058,469
DaVita, Inc. (a)	17,800	942,332
Health Net, Inc. (a)	13,600	673,744
Humana, Inc. (a)	2,621	167,980
McKesson Corp.	19,400	1,120,544
Medco Health Solutions, Inc. (a)	10,400	845,208
Universal Health Services, Inc. Class B	19,470	1,021,007
		6,165,368
Health Care Technology - 0.1%
IMS Health, Inc.	6,100	171,593
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (a)	11,100	568,098
Pharmaceuticals - 2.0%
Alpharma, Inc. Class A	27,130	672,553
Barr Pharmaceuticals, Inc. (a)	5,300	271,466
Endo Pharmaceuticals Holdings, Inc. (a)	1,100	37,411
MGI Pharma, Inc. (a)	32,071	802,737
Schering-Plough Corp.	41,190	1,175,563
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,900	752,158
		3,711,888
TOTAL HEALTH CARE		15,614,231
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.5%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	9,040	$ 519,890
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	16,500	1,249,380
Airlines - 0.1%
Delta Air Lines, Inc. (a)	6,400	114,048
Building Products - 0.7%
Masco Corp. (d)	50,170	1,365,126
Commercial Services & Supplies - 2.3%
ACCO Brands Corp. (a)	11,185	231,306
Allied Waste Industries, Inc. (a)	109,938	1,414,902
Cintas Corp.	21,700	793,352
Equifax, Inc.	6,200	250,852
The Brink's Co.	26,336	1,610,446
		4,300,858
Construction & Engineering - 1.1%
Fluor Corp.	13,470	1,555,920
Washington Group International, Inc. (a)	5,053	405,857
		1,961,777
Industrial Conglomerates - 0.4%
Tyco International Ltd.	15,387	727,651
Machinery - 2.6%
Albany International Corp. Class A	4,050	151,794
Briggs & Stratton Corp. (d)	20,900	592,724
Bucyrus International, Inc. Class A	7,400	470,344
Deere & Co.	9,800	1,180,116
Eaton Corp.	1,000	97,180
Illinois Tool Works, Inc.	22,500	1,238,625
Pentair, Inc.	27,200	984,640
Wabash National Corp.	10,163	129,172
		4,844,595
Road & Rail - 1.0%
Canadian National Railway Co.	7,110	370,064
Con-way, Inc.	12,000	592,680
CSX Corp.	1,700	80,597
Laidlaw International, Inc.	21,325	725,050
Ryder System, Inc.	800	43,496
		1,811,887
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)(d)	10,401	$ 155,599
Williams Scotsman International, Inc. (a)	10,916	296,369
		451,968
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	7,327	291,541
TOTAL INDUSTRIALS		17,638,721
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.3%
Alcatel-Lucent SA sponsored ADR	75,710	878,236
Andrew Corp. (a)	22,900	321,974
Avocent Corp. (a)	19,754	540,272
Dycom Industries, Inc. (a)	33,030	923,189
Motorola, Inc.	63,250	1,074,618
Nortel Networks Corp. (a)	18,270	396,504
Powerwave Technologies, Inc. (a)	27,275	178,379
		4,313,172
Computers & Peripherals - 2.9%
Avid Technology, Inc. (a)	1,050	33,705
Diebold, Inc.	10,900	552,303
Intermec, Inc. (a)(d)	49,503	1,268,762
NCR Corp. (a)	6,700	349,874
Network Appliance, Inc. (a)	24,100	682,994
SanDisk Corp. (a)	13,300	713,279
Seagate Technology	60,060	1,412,011
Sun Microsystems, Inc. (a)	53,700	273,870
		5,286,798
Electronic Equipment & Instruments - 4.9%
Agilent Technologies, Inc. (a)	48,700	1,857,905
Arrow Electronics, Inc. (a)	29,580	1,130,548
Avnet, Inc. (a)	36,420	1,379,590
CDW Corp.	3,200	269,344
Flextronics International Ltd. (a)	138,570	1,547,827
Ingram Micro, Inc. Class A (a)	20,400	409,020
Itron, Inc. (a)(d)	4,287	340,516
Jabil Circuit, Inc.	33,000	743,490
Molex, Inc.	27,700	785,018
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Tektronix, Inc.	1,700	$ 55,845
Tyco Electronics Ltd. (a)	15,387	551,162
		9,070,265
Internet Software & Services - 1.0%
Open Text Corp. (a)	1,900	35,731
ValueClick, Inc. (a)	13,900	297,182
VeriSign, Inc. (a)	18,002	534,479
Yahoo!, Inc. (a)	39,300	913,725
		1,781,117
IT Services - 1.3%
Mastercard, Inc. Class A	2,482	399,106
MoneyGram International, Inc.	10,200	261,018
Perot Systems Corp. Class A (a)	16,779	255,376
Satyam Computer Services Ltd. sponsored ADR	6,300	167,958
The Western Union Co.	32,100	640,395
Unisys Corp. (a)	75,870	613,788
		2,337,641
Office Electronics - 1.2%
Xerox Corp. (a)	127,970	2,234,356
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (a)(d)	44,100	597,114
Applied Materials, Inc.	48,400	1,066,736
ASML Holding NV (NY Shares) (a)	38,900	1,149,884
Atmel Corp. (a)	37,400	201,586
Fairchild Semiconductor International, Inc. (a)	71,490	1,304,693
Integrated Device Technology, Inc. (a)	30,000	488,100
Intersil Corp. Class A	31,800	930,150
LSI Corp. (a)	27,300	196,560
Maxim Integrated Products, Inc.	13,100	415,270
MKS Instruments, Inc. (a)	13,352	303,090
National Semiconductor Corp.	56,500	1,468,435
Standard Microsystems Corp. (a)	10,853	362,382
		8,484,000
Software - 1.2%
Electronic Arts, Inc. (a)	14,900	724,736
Fair Isaac Corp.	12,479	489,926
Parametric Technology Corp. (a)	11,600	204,508
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Quest Software, Inc. (a)	14,600	$ 216,080
Symantec Corp. (a)	35,299	677,741
		2,312,991
TOTAL INFORMATION TECHNOLOGY		35,820,340
MATERIALS - 3.6%
Chemicals - 1.3%
Arkema sponsored ADR (a)	2,000	129,500
Celanese Corp. Class A	8,475	317,813
Chemtura Corp.	91,504	954,387
Cytec Industries, Inc.	5,200	348,348
Georgia Gulf Corp. (d)	4,600	74,474
H.B. Fuller Co.	12,100	334,323
Lubrizol Corp.	4,800	300,768
		2,459,613
Containers & Packaging - 1.5%
Owens-Illinois, Inc. (a)	69,181	2,765,850
Metals & Mining - 0.8%
Alcoa, Inc.	21,270	812,514
Arcelor Mittal (NY Shares) Class A	1,800	109,836
Compass Minerals International, Inc.	9,047	297,103
Titanium Metals Corp. (a)	4,000	133,680
		1,353,133
TOTAL MATERIALS		6,578,596
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	47,000	1,840,520
Cbeyond, Inc. (a)	1,766	62,463
CenturyTel, Inc.	160	7,339
NeuStar, Inc. Class A (a)	5,300	152,852
Telenor ASA sponsored ADR	5,400	297,810
Verizon Communications, Inc.	17,740	756,079
		3,117,063
Wireless Telecommunication Services - 1.0%
Crown Castle International Corp. (a)	8,200	297,250
Dobson Communications Corp. Class A (a)	19,300	240,285
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MTN Group Ltd.	9,100	$ 128,901
Sprint Nextel Corp.	57,300	1,176,369
		1,842,805
TOTAL TELECOMMUNICATION SERVICES		4,959,868
UTILITIES - 6.5%
Electric Utilities - 3.8%
Allegheny Energy, Inc. (a)	14,700	767,781
American Electric Power Co., Inc.	15,400	669,746
DPL, Inc.	22,600	600,708
Edison International	16,960	897,014
Entergy Corp.	11,470	1,146,541
FirstEnergy Corp.	11,900	722,925
FPL Group, Inc.	10,400	600,392
PPL Corp.	21,588	1,017,658
Reliant Energy, Inc. (a)	22,874	587,404
		7,010,169
Gas Utilities - 0.3%
Equitable Resources, Inc.	13,401	631,321
Independent Power Producers & Energy Traders - 1.7%
AES Corp. (a)	20,230	397,520
Constellation Energy Group, Inc.	11,700	980,460
NRG Energy, Inc. (a)	30,200	1,164,210
TXU Corp.	7,980	520,695
		3,062,885
Multi-Utilities - 0.7%
CMS Energy Corp.	15,400	248,864
Public Service Enterprise Group, Inc.	11,400	982,110
		1,230,974
TOTAL UTILITIES		11,935,349
TOTAL COMMON STOCKS (Cost $161,744,431)		179,581,440
Convertible Preferred Stocks - 0.1%
	Shares	Value
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75%	5,170	$ 235,494
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $191,047)		235,494
Corporate Bonds - 0.1%
	Principal Amount
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 100,000	115,080
Nonconvertible Bonds - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Tenet Healthcare Corp. 6.375% 12/1/11	30,000	25,200
TOTAL CORPORATE BONDS (Cost $127,498)		140,280
Money Market Funds - 11.1%
	Shares
Fidelity Cash Central Fund, 5.38% (b)	5,524,237	5,524,237
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	14,945,985	14,945,985
TOTAL MONEY MARKET FUNDS (Cost $20,470,222)		20,470,222
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $182,533,198)		200,427,436
NET OTHER ASSETS - (8.4)%		(15,614,904)
NET ASSETS - 100%		$ 184,812,532
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 241,544
Fidelity Securities Lending Cash Central Fund	25,568
Total	$ 267,112
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $182,566,241. Net unrealized appreciation aggregated $17,861,195, of which $25,903,035 related to appreciated investment securities and $8,041,840 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 28, 2007